Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is September 30, 2015

The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, April 30, 2015 and August 5, 2015, for the respective Portfolios and page location (p. 113 for The Small Capitalization - Mid Capitalization Equity Portfolio, p. 116 for The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, p. 118 for The Real Estate Securities Portfolio, p. 120 for The Commodity Returns Strategy Portfolio, p. 123 for The International Equity Portfolio, p. 124 for The Institutional International Equity Portfolio, p. 126 for The Emerging Markets Portfolio and p. 128 for The Fixed Income Opportunity Portfolio):

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, April 30, 2015 and August 5, 2015, for the respective Portfolios and page location (p. 108 for The Value Equity Portfolio, p. 110 for The Institutional Value Equity Portfolio, p. 111 for The Growth Equity Portfolio and p. 113 for The Institutional Growth Equity Portfolio):

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios (from the Supplement Filed on September 23, 2015): At a meeting held on September 22, 2015, the Board approved an amendment to the Portfolio Management Agreements between the Trust, on behalf of each of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, and IronBridge Capital Management LP (“IronBridge”), that provided for a reduction in the management fee payable to Ironbridge. Accordingly, the second sentence in the first paragraph under the section “IronBridge Capital Management LP” in the “Specialist Manager Guide” beginning on page 164 of the Prospectus is revised to reflect the reduction in the management fee payable to Ironbridge effective September 23, 2015 as follows:

For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.70%. Prior to September 23, 2015, Ironbridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to Ironbridge.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”) (from the Supplement Filed on September 3, 2015): The prospectus is supplemented to reflect a change in the portfolio managers for each of the Portfolios as shown below.

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 7 of the Prospectus with respect to The Value Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 13 of the Prospectus with respect to The Institutional Value Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

3. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 19 of the Prospectus with respect to The Growth Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

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4. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 25 of the Prospectus with respect to The Institutional Growth Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

5. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”), on page 29 of the Prospectus with respect to The Small Capitalization - Mid Capitalization Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

Pzena: Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

6. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”), on page 33 of the Prospectus with respect to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

Pzena: Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

7. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 38 of the Prospectus with respect to The Real Estate Securities Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

8. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 45 of the Prospectus with respect to The Commodity Returns Strategy Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

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Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

9. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 50 of the Prospectus with respect to The International Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

CapGuardian: Gerald Du Manoir and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

10. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 55 of the Prospectus with respect to The Institutional International Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

CapGuardian: Gerald Du Manoir and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

11. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 61 of the Prospectus with respect to The Emerging Markets Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

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Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

12. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”), on page 74 of the Prospectus with respect to The Fixed Income Opportunity Portfolio:

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

Western Asset: S. Kenneth Leech, Anup Agarwal and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

13. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Breckinridge Capital Advisors, Inc. (“Breckinridge”), on page 96 of the Prospectus with respect to The Short-Term Municipal Bond Portfolio:

Breckinridge: Peter Coffin and David Madigan have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Anthony Greco and Jeff Glenn have co-managed the Portfolio since June, 2014 and May, 2015, respectively.

14. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Breckinridge Capital Advisors, Inc. (“Breckinridge”), on page 105 of the Prospectus with respect to The Intermediate Term Municipal Bond II Portfolio:

Breckinridge: Peter Coffin, David Madigan and Matthew Buscone have co-managed the Portfolio since March, 2010. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Anthony Greco and Jeff Glenn have co-managed the Portfolio since June, 2014, and May 2015, respectively.

15. The following replaces the last paragraph of the Breckinridge section of the “Specialist Manager Guide” on page 159 of the Prospectus:

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Matthew Buscone, Senior Vice President, at Breckinridge since 2002, Ji Jung, Vice President at Breckinridge since 2010, Sara Chanda, Vice President at Breckinridge since 2010, Anthony Greco, Senior Vice President at Breckinridge since 2014 and Jeff Glenn, Vice President at Breckinridge since 2015. Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 2003-2007, Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Jung has been a Portfolio Manager since 2013 after spending her prior time at Breckinridge as a Credit Analyst and then a Portfolio Analyst. Prior to joining Breckinridge, Ms. Jung worked as a Credit Analyst for Financial Security Assurance and Assured Guaranty beginning in 2006. Prior to joining Breckinridge in July 2010, Ms. Chanda was a Vice President and Trader at Eaton Vance Management where she was responsible for trading various specialty state mutual funds and overseeing the adviser’s separately managed account trading and operations. From 1993 to 1999, she was employed at Fidelity Investments and responsible for municipal bond trading. Ms. Chandra began her career at State Street Bank & Trust Company in 1992. Mr. Greco has been a Portfolio Manager since 2014 after having served at Breckinridge as a trader since 2008 and Head of Trading since 2013. He joined Breckinridge in 2004 and held positions in Client Services and Account Reconciliation until 2008. Mr. Glenn, CFA, has been a Portfolio Manager since 2015 after having served as a trader since 2012. Prior to joining Breckinridge, Mr. Glenn was an Associate Portfolio Manager/ Analyst at Brandes Investment Partners and an Associate Director at Banc One Markets responsible for investment grade utility credits. Mr. Glenn began his career at Old Republic Asset Management as an Investment Analyst.

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16. The following replaces the last paragraph of the CapGuardian section of the “Specialist Manager Guide” on page 160 of the Prospectus:

Mr. Gerald Du Manoir, senior vice president of Capital International Investors, a division of Capital Research Management Company, joined the Capital organization in 1990. Mr. Rudolf M. Staehelin is corporate manager and vice chairman of Capital International Sàrl, an affiliate of CapGuardian, and joined the Capital organization in 1981. Mr. Philip Winston is a senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 1997. Mr. Michael Cohen is vice chairman and senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 2000. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of investment analysts.

17. The following replaces the last two paragraphs of the Causeway section of the “Specialist Manager Guide” on page 161 of the Prospectus:

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. Ms. Ketterer, Mr. Hartford, Mr. Doyle and Mr. Eng have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Messrs. Corwith and Valentini have served as investment professionals with Causeway since July 2006. Ms. Lee has served as an investment professional with Causeway since August 2007. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle and Eng, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director of Causeway, previously served as a summer research associate at Deutsche Asset Management and as a project manager in the Corporate Services group of The Bank of New York overseeing the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. Mr. Valentini, a director of Causeway, previously served as a summer research analyst at Thornburg Investment Management and as a financial analyst at Goldman Sachs in the European Equities Research-Sales division. Ms. Lee, a director of Causeway, previously served as an intern at Tiger Asia, as an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and as an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

18. Each of the following replaces the paragraphs 9 and 11, respectively, of the Mellon Capital section of the “Specialist Manager Guide” on page 167 of the Prospectus:

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization – Mid Capitalization Equity and Institutional Small Capitalization – Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, William Cazalet, Peter Goslin and Kristin Crawford. The Portfolio Managers for The Inflation Protected Securities Portfolio are David C. Kwan, CFA, Zandra Zelaya, CFA and Wyatt Cerny.

William Cazalet, CAIA is a Managing Director and Head of Active Equity Portfolio Management at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 21 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies. Ronald Gala, CFA is a Managing Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 28 years of investment experience with tenure of 21 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

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19. The following replaces the last paragraph of the Parametric section of the “Specialist Manager Guide” on page 169 of the Prospectus and the supplement dated March 11, 2015 as it pertains to Parametric:

Mr. Tom Lee, Mr. Jay Strohmaier and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Defensive Equity Strategy. Mr. Lee, Managing Director, Investment Strategy and Research, has oversight responsibility for all investment strategies managed out of Parametric’s Minneapolis investment center. Mr. Lee joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 1994. Tom earned a B.S. in economics and an MBA in finance from the University of Minnesota. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’ s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College.

Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Assistant Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

20. The following replaces the second paragraph of the Pzena section of the “Specialist Manager Guide” on page 170 of the Prospectus:

Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolios allocated to Pzena. Mr. Fox is a Portfolio Manager since August 1, 2015 and joined Pzena in July 2007. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Focused Value, Small Cap Focused Value, Large Cap Expanded Value and Large Cap Focused Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager for Small Cap Focused Value and mid cap value strategies at Pzena and joined Pzena in 2005.

21. The following replaces the last paragraph of the Western section of the “Specialist Manager Guide” on page 172 of the Prospectus:

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal and Harris A. Trifon. Mr. Agarwal has been the Head of MBS/ABS for Western Asset since 2013. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009.

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The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on June 10, 2015): At a meeting held on June 9, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust, on behalf of each of The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, and Sustainable Growth Advisers, LP (“SGA”), that provided for a reduction in the management fee payable to SGA. Accordingly, the second paragraph under the section “Sustainable Growth Advisers, LP” in the “Specialist Manager Guide” beginning on page 171 of the Prospectus is revised to reflect the reduction in the management fee payable to SGA effective June 10, 2015:

Mr. Marchand also served as that firm’s Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart Co., Ltd. For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, SGA will receive, effective June 10, 2015, an annual fee of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA. During the fiscal year ended June 30, 2014, SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA.

The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on April 30, 2015): The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, for the respective Portfolios and page location (p. 113 for The Small Capitalization - Mid Capitalization Equity Portfolio, p. 116 for The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, p. 118 for The Real Estate Securities Portfolio, p. 120 for The Commodity Returns Strategy Portfolio, p. 123 for The International Equity Portfolio, p. 124 for The Institutional International Equity Portfolio, p. 126 for The Emerging Markets Portfolio and p. 128 for The Fixed Income Opportunity Portfolio):

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on April 30, 2015): The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, for the respective Portfolios and page location (p. 108 for The Value Equity Portfolio, p. 110 for The Institutional Value Equity Portfolio, p. 111 for The Growth Equity Portfolio and p. 113 for The Institutional Growth Equity Portfolio):

The Parametric Investment Selection Process:	Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

7

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on April 15, 2015): The second paragraph in the section entitled “The Wellington Management Investment Selection Process” is deleted in its entirety and is replaced by the following under “More Information About the Fund Investments and Risks: Commodity Returns Strategy Portfolio- Specialist Managers” on page 120:

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture.

The Real Estate Securities Portfolio (From the Supplement Filed on April 15, 2015): The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 36:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015):

At a meeting held on March 10, 2015, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Agincourt Capital Management, LLC (“Agincourt”) as an investment advisory organization (“Specialist Manager”) to manage portions of the assets of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

8

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 62 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.48%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$49

3 Years	$154

5 Years	$269

10 Years	$604

2. The following replaces the “Investment Subadvisers” section on page 67 of the Prospectus:

Investment Subadviser

Mellon Capital and Agincourt Capital Management, LLC (“Agincourt”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital: David C. Kwan, Zandra Zelaya, and Gregg Lee have co-managed the Portfolio since December, 2010.

Agincourt: L.Duncan Buoyer, CFA and B. Scott Marshall have co-managed the Portfolio since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Core Fixed Income Portfolio” on page 127:

Specialist Managers. Mellon Capital and Agincourt Capital Management, LLC (“Agincourt”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The “Seix Investment Selection Process” section is deleted in its entirety and the following is added under “More Information About Fund Investments and Risks - The Core Fixed Income Portfolio; Specialist Managers” on page 127:

The Agincourt Investment Selection Process	In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

9

5. The following replaces “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 147:

The Core Fixed Income Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 68% Mellon Capital and 32% Agincourt.

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 83 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.47%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$48

3 Years	$151

5 Years	$263

10 Years	$591

2. The following replaces the “Investment Subadvisers” section on page 87 of the Prospectus:

Investment Subadviser

Mellon Capital and Agincourt are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital: David C. Kwan, Zandra Zelaya, John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013.

Agincourt: L.Duncan Buoyer, CFA and B. Scott Marshall have co-managed the Portfolio since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The U.S. Corporate Fixed Income Securities Portfolio” on page 131:

Specialist Managers. Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

10

4. The “Seix Investment Selection Process” section is deleted in its entirety and the following is added under “More Information About Fund Investments and Risks - The U.S. Corporate Fixed Income Securities Portfolio; Specialist Managers” on page 131:

The Agincourt Investment Selection Process	In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

5. The following replaces “Specialist Managers” section under “The U.S. Corporate Fixed Income Securities Portfolio” on page 147:

The U.S. Corporate Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 0% Mellon Capital and 100% Agincourt.

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio: The Section “Seix Investment Advisors LLC” beginning on page 170 of the Prospectus is deleted in its entirety and the following the section in the “Specialist Manager Guide” is added beginning after the first paragraph on page 157:

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Agincourt is a 100% employee-owned SEC registered investment founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of December 31, 2014, Agincourt managed assets of $5 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt receives a fee at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2014, Agincourt was not allocated assets of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L.Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015): On March 10, 2015, Parametric Portfolio Associates LLC (“Parametric”) was added as an additional Specialist Manager to each of The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio to manage the Liquidity Strategy (defined below).

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

11

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Small Capitalization - Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 26 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.66%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	1.01%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$103

3 Years	$322

5 Years	$558

10 Years	$1,236

1. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 29 of the Prospectus:

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence, Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital, Parametric and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

2. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Pzena” on page 29:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Small Capitalization - Mid Capitalization Equity Portfolio” on page 113:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Parametric, Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index

12

(see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added under “More Information About Fund Investments and Risks - The Small Capitalization - Mid Capitalization Equity Portfolio; Specialist Managers” on page 113:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

5. The following replaces “Specialist Managers” section under “The Small Capitalization - Mid Capitalization Equity Portfolio” on page 146:

The Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 5% Ariel, 27% IronBridge, 28% Frontier, 0% Cadence, 15% Pzena, 22% Mellon Capital, 3% Parametric and 0% Cupps.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 30 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	1.05%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$107

3 Years	$334

5 Years	$579

10 Years	$1,283

13

1. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 33 of the Prospectus:

Investment Subadvisers

Ariel, Cadence, Cupps, Frontier, IronBridge, Mellon Capital, Parametric and Pzena are the Specialist Managers for the Portfolio.

2. The following is added under “Investment Subadvisers - Portfolio Managers” between “Ironbridge” and “Pzena” on page 33:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Institutional Small Capitalization - Mid Capitalization Equity Portfolio” on page 115:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge, Parametric, Pzena, and Ariel are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added under “More Information About Fund Investments and Risks - The Institutional Small Capitalization - Mid Capitalization Equity Portfolio; Specialist Managers” on page 116:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

5. The following replaces “Specialist Managers” section under “The Institutional Small Capitalization - Mid Capitalization Equity Portfolio” on page 146:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 0% Ariel, 32% IronBridge, 28% Frontier, 3% Parametric, 12% Pzena, 0% Cadence, 16% Mellon Capital and 9% Cupps.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 34 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods

14

indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105

3 Years	$328

5 Years	$569

10 Years	$1,259

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 38 of the Prospectus:

Investment Subadvisers

Cadence, Mellon Capital, Parametric and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Wellington Management” on page 38:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Real Estate Securities Portfolio” on page 117:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Additionally, Parametric is responsible for implementing the liquidity component of the Portfolio (“Liquidity Strategy”). Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Real Estate Securities Portfolio; Specialist Managers” on page 116:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Real Estate Securities Portfolio” on page 146:

The Real Estate Securities Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 97% Wellington Management, 0% Cadence, 0% Mellon Capital and 3% Parametric.

15

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 39 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.85%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$87

3 Years	$271

5 Years	$471

10 Years	$1,049

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 45 of the Prospectus:

Investment Subadvisers

Cadence, Mellon Capital, Parametric, PIMCO and Wellington Management are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “PIMCO” on page 45:

Parametric: Justin Henne, CFA and Dan Wamre have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Commodity Returns Strategy Portfolio” on page 120:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

16

5. The following is added under “More Information About Fund Investments and Risks - The Commodity Returns Strategy Portfolio; Specialist Managers” on page 121:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Commodity Returns Strategy Portfolio” on page 146:

The Commodity Returns Strategy Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 25% Wellington Management Global Natural Resources strategy, 24% Wellington Management Commodity strategy, 3% Parametric, 24% PIMCO, 0% Cadence and 25% Mellon Capital.

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 46 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.28%
Distribution and/or Service (12b-1)Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.66%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$67

3 Years	$211

5 Years	$368

10 Years	$822

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 50 of the Prospectus:

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan”), Cadence, Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Parametric and Mellon Capital are the Specialist Managers for the Portfolio.

17

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Causeway” and “Mellon Capital” on page 50:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The International Equity Portfolio” on page 122:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”), Parametric and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The International Equity Portfolio; Specialist Managers” on page 123:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The International Equity Portfolio” on page 146:

The International Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 14% Capital Guardian, 10% Causeway, 10% Artisan, 51% Cadence, 3% Parametric and 12% Mellon Capital.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 51 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.63%

*	Restated to reflect current fees

18

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$64

3 Years	$202

5 Years	$351

10 Years	$786

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 55 of the Prospectus:

Investment Subadvisers

Artisan, Cadence, CapGuardian, Causeway, Lazard Asset Management LLC (“Lazard”), Parametric and Mellon Capital are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Lazard” and “Mellon Capital” on page 55:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Institutional International Equity Portfolio” on page 124:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway, Parametric and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Institutional International Equity Portfolio; Specialist Managers” on page 125:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 146:

The Institutional International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 9% Capital Guardian, 8% Causeway, 8% Artisan, 10% Lazard, 51% Cadence, 3% Parametric and 11% Mellon Capital.

19

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 56 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.87%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$89

3 Years	$278

5 Years	$482

10 Years	$1,073

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 61 of the Prospectus:

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Mellon Capital and Parametric are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” after “Mellon Capital” on page 61:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Emerging Markets Portfolio” on page 126:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

20

5. The following is added under “More Information About Fund Investments and Risks - The Emerging Markets Portfolio; Specialist Managers” on page 126:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 147:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 51% TBCAM, 0% Cadence, 46% Mellon Capital and 3% Parametric.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 68 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63

3 Years	$199

5 Years	$346

10 Years	$774

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 74 of the Prospectus:

Investment Subadviser

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, Parametric and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Western Asset” on page 74:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

21

4. The following replaces “Specialist Managers” introductory paragraph under “The Fixed Income Opportunity Portfolio” on page 128:

Specialist Managers. City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, Parametric and Western Asset Management Company (“Western Asset”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Fixed Income Opportunity Portfolio; Specialist Managers” on page 129:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 147:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 6% Adviser, 77% Fort Washington, 6% CLIM, 0% Mellon Capital, 3% Parametric and 8% Western Asset.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on March 11, 2015): At a meeting held on March 10, 2015, the Board approved, on behalf of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), (i) an additional strategy, known as the Liquidity Strategy (as defined below), to be managed by Parametric and (ii) an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolios and Parametric, that clarifies the existing compensation arrangements as being applicable to assets managed according to Parametric’s Defensive Equity Strategy.

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.23%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.58%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods

22

indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$59

3 Years	$186

5 Years	$324

10 Years	$726

2. The following replaces the introductory paragraph under the “Investment Subadvisers” section on page 7 of the Prospectus:

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio

3. The “ICAP” section under “Portfolio Managers” on page 7 is deleted in its entirety. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 7:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Value Equity Portfolio” on page 107:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein L.P. (“AllianceBernstein”) and Parametric Portfolio Associates, LLC (“Parametric”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Value Equity Portfolio; Specialist Managers” on page 108:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

23

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Value Equity Portfolio” on page 147:

The Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 46% AllianceBernstein, 44% Cadence, 7%, Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 12 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.57%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58

3 Years	$183

5 Years	$318

10 Years	$714

2. The following replaces the introductory paragraph under the “Investment Subadvisers” section on page 13 of the Prospectus:

Investment Subadvisers

AllianceBernstein, Cadence, Mellon Capital, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

24

3. The “ICAP” section under “Portfolio Managers” on page 13 is deleted in its entirety. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 13:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Institutional Value Equity Portfolio” on page 108:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Institutional Value Equity Portfolio; Specialist Managers” on page 110:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Institutional Value Equity Portfolio” on page 146:

The Institutional Value Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 49% AllianceBernstein, 43% Cadence, 0% PIMCO, 7% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

25

The Growth Equity Portfolio:

1. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 19:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

2. The following is added under “More Information About Fund Investments and Risks - The Growth Equity Portfolio; Specialist Managers” on page 110:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

3. The following replaces “Specialist Managers” section under “The Growth Equity Portfolio” on page 147:

The Growth Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 21% SGA, 0% Cadence, 35% Jennison, 42% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Institutional Growth Equity Portfolio:

1. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 24:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

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2. The following is added under “More Information About Fund Investments and Risks - The Institutional Growth Equity Portfolio; Specialist Managers” on page 113:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

3. The following replaces “Specialist Managers” section under “The Institutional Growth Equity Portfolio” on page 147:

The Institutional Growth Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 10% SGA, 0% Cadence, 36% Jennison, 12% PIMCO, 40% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015):

The following replaces the Section “Parametric Portfolio Associates LLC (“Parametric”)” section under “Specialist Manager Guide” on page 169:

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of December 31, 2014, Parametric and its subsidiary had approximately $136.7 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee

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from each Portfolio, a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. During the fiscal year ended June 30, 2014, Parametric was not allocated assets of any of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio.

Mr. Jay Strohmaier, Mr. Dan Wamre and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Defensive Equity Strategy. As Senior Portfolio Manager, Mr. Strohmaier leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’ s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College.

Mr. Justin Henne and Mr. Dan Wamre are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota.

The Value Equity Portfolio and The Institutional Value Equity Portfolio (From the Supplement Filed on March 11, 2015):

The Section “Institutional Capital, LLC” in the “Specialist Manager Guide” beginning on page 163 of the Prospectus is deleted in its entirety.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on March 11, 2015):

The seventh paragraph under the section “Wellington Management Company, LLP” in the “Specialist Manager Guide” beginning on page 171 of the Prospectus is revised to reflect the reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy effective March 11, 2015:

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive, effective March 11, 2015 a fee at an annual rate of 0.60% of the average daily net assets of the account so long as at least $150 million in assets are present in the account; and 0.85% of the average daily net

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assets of the account if less than $150 million in assets are present in the account. Prior to March 11, 2015, Wellington Management received a fee, payable monthly, for Portfolio assets managed in its Global Natural Resources strategy, of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2014, Wellington Management received a total fee of 0.85% of the average daily net assets of The Commodity Returns Strategy Portfolio.

The Small Capitalization - Mid Capitalization Equity Portfolio and The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (From the Supplement Filed on March 11, 2015): At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolios and Frontier Capital Management Company, LLC (“Frontier”), that provided for an increase in the management fee payable to Frontier. Accordingly, effective, March 10, 2015, the Prospectus is supplemented to reflecting this change as shown below.

The first paragraph in the section “Frontier Capital Management Company, LLC (“Frontier”)” in the “Specialist Manager Guide” beginning on page 163 of the Prospectus is replaced as follows:

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2014, Frontier received fees of 0.45% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

The Core Fixed Income Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 62 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

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The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section on page 68 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between four and six years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The Inflation Protected Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 79 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

The U.S. Corporate Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 83 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly,

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effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 88 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.

The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the “International Portfolios”) and The Fixed Income Opportunity Portfolio (the “Fixed Opportunity Portfolio”) (together with the International Portfolios, the “Portfolios”) (From the Supplement Filed on January 26, 2015):

On January 23, 2015, City of London Investment Management Company Limited (“CLIM”) was added as a Specialist Manager to each of the International Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective International Portfolios. Additionally, on January 23, 2015, a final Portfolio Management Agreement with CLIM relating to The Fixed Opportunity Portfolio (the “Final Agreement”) was approved by shareholders of The Fixed Opportunity Portfolio. The terms of the Final Agreement related to the Fixed Opportunity Portfolio are identical to the terms of the interim portfolio management agreement dated November 3, 2014. The following material supplements the Prospectus dated November 1, 2014 to incorporate information about CLIM with respect to the Portfolios.

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 46 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.82%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$84

3 Years	$262

5 Years	$455

10 Years	$1,014

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2. The following replaces the “Investment Subadvisers” section on page 50 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”), Cadence, Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since July, 1999. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir and David I. Fisher have co-managed the portion of the Portfolio allocated to CapGuardian since August, 2006 and May, 2005, respectively. Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since May, 2000. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013.

CLIM: Michael Edmonds, James Millward, and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces “Specialist Managers” section under “The International Equity Portfolio” on page 122:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), City of London Investment Management Company Limited (“CLIM”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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4. The following is added to the Section “More Information About Fund Investments and Risks - The International Equity Portfolio” on page 123:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

5. The following replaces “Specialist Managers” section under “The International Equity Portfolio” on page 146:

The International Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 14% Capital Guardian, 9% Causeway, 11% Artisan, 51% Cadence, 10% CLIM and 7% Mellon Capital.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 51 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.79%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$81

3 Years	$252

5 Years	$439

10 Years	$978

2. The following replaces the “Investment Subadvisers” section on page 55 of the Prospectus:

Artisan, Cadence, CapGuardian, Causeway, CLIM, Lazard Asset Management LLC (“Lazard”) and Mellon Capital are the Specialist Managers for the Portfolio.

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Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir, David I. Fisher, Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013.

CLIM: Michael Edmonds, James Millward, and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Lazard: Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 124:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway, CLIM and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Institutional International Equity Portfolio” on page 125:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

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5. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 146:

The Institutional International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 8% Capital Guardian, 10% Causeway, 7% Artisan, 10% Lazard, 52% Cadence, 10% CLIM and 6% Mellon Capital.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 56 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.06%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$108

3 Years	$337

5 Years	$585

10 Years	$1,294

2. The following replaces the “Investment Subadvisers” section on page 61 of the Prospectus:

The Boston Company Asset Management LLC (“TBCAM”), Cadence, CLIM and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

CLIM: Barry Olliff, Mark Dwyer and Oliver Marschner have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

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3. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 126:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and CLIM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Emerging Markets Portfolio” on page 126:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

5. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 147:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 44% TBCAM, 0% Cadence, 10% CLIM and 44% Mellon Capital.

The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Opportunity Portfolio (the “Portfolios”):

The following replaces the “City of London Investment Management Company Limited” section in the “Specialist Manager Guide” on page 161:

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM is a wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of September 30, 2014, CLIM had total assets under management of approximately $4,059.68 million, of which approximately: (i) $89.3 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the International Equity and Institutional International Equity Portfolios; (ii) $3.6 billion represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $32.6 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

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For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**

The Fixed Income Opportunity Portfolio	0.45%

*	For the International Equity and Institutional International Equity Portfolios, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.
**	For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2014, CLIM was not allocated assets of the Portfolios. Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward.

Mr. James Millward is a Portfolio Manager based in the UK office, who joined the firm in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, Mr. Millward worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. Mr. Millward also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the U.S. office. Mr. Edmonds rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Mr. Edmonds worked over eight years with Morgan Stanley Investment Management in roles involving marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the UK Office. He joined CLIM in 1996 and served in various investment administration roles before becoming Head of Administration in 2000-2001. Mr. Sugrue worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Mr. Sugrue returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team and then transitioned in 2013 to a portfolio manager position in the Global Developed CEF strategy.

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Barry M. Olliff is Chief Investment Officer based in the US office and has over 50 years of experience in the closed-end fund sector. In 1991, Barry led the formation of CLIM where he now acts as Chief Investment Officer and Chief Executive Officer. Prior to forming CLIM, he was Chief Executive Officer of Olliff & Partners, a stock broking firm he founded in 1987. Previously he served as a Director of Laing & Cruickshank, where he worked for eight years. From 1963 until 1978, he was a market maker in closed-end funds for Denny Brothers, which became Pinchin Denny in 1973.

Mr. Mark Dwyer is Head of EM CEF Investment Management, London based in the UK office. Mark re-joined the firm in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established City of London’s Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the US office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

Mr. Oliver Marschner is Head of EM CEF Investment Management, Singapore, based in the Singapore office and is responsible for the Dubai Office. Oliver joined the firm in 2001 as a Research Analyst and has also worked as a Portfolio Manager in the London office. Prior to joining CLIM, Oliver worked for the Bank of New York (Europe) Retail Investments Team and for Chase Fleming Private Wealth Management. He completed his studies in South Africa where he attained an Honours degree in B.Comm (Management Accounting) at the University of Stellenbosch. Oliver has passed the Investment Management Certificate (IMC).

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio: As of January 21, 2015, the prospectus is supplemented to reflect a change in the portfolio managers for each of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Pacific Investment Management Company LLC (“PIMCO”) on page 13 of the Prospectus with respect to The Institutional Value Equity Portfolio:

PIMCO: Sudi Mariappa and Mohsen Fahmi have co-managed a portion of the Portfolio allocated to PIMCO since January, 2015.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, PIMCO on page 25 of the Prospectus with respect to The Institutional Growth Equity Portfolio:

PIMCO: Sudi Mariappa and Mohsen Fahmi have co-managed a portion of the Portfolio allocated to PIMCO since January, 2015.

3. The following replaces the second paragraph of the PIMCO section of the “Specialist Manager Guide” on page 168 of the Prospectus:

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2014, PIMCO received a fee of 0.25% of the average daily net assets of the portion of The Institutional Growth Equity Portfolio allocated to PIMCO. During the fiscal year ended June 30, 2014, PIMCO was not allocated assets of The Institutional Value Portfolio. Sudi Mariappa and Mohsen Fahmi are primarily responsible for the day-to-day management of that portion of the Portfolios allocated to PIMCO. Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 28 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University. Mr. Fahmi is a managing director and generalist portfolio manager in the Newport Beach office, focusing on global fixed income assets. Prior to joining PIMCO in 2014, he was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. In London earlier in his career, he was co-head of bond and currency proprietary trading at Tokai Bank Europe, head of the leveraged investment group at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University. He received a master’s degree in civil engineering from the Ohio State University and an undergraduate degree from Ain Shams University, Cairo.

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The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (From the Supplement Filed on December 11, 2014): At a meeting held on December 11, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved the engagement of City of London Investment Management Company Limited (“CLIM”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio and (ii) recommended approval of a portfolio management agreement between CLIM and the Trust, on behalf of each Portfolio by shareholders of the respective Portfolios.

CLIM presently serves as a Specialist Manager for The Fixed Income Opportunity Portfolio pursuant to an interim portfolio management agreement (“Interim Contract”) between CLIM and the Trust with respect to The Fixed Income Opportunity Portfolio. The Interim Contract, which became effective on November 3, 2014, (“Effective Date”) permitted CLIM to serve as a Specialist Manager immediately for The Fixed Income Opportunity Portfolio, provided that a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio is approved by shareholders of The Fixed Income Opportunity Portfolio within 150 days of the Effective Date. At its meeting on December 11, 2014, the Board also recommended approval of a portfolio management agreement (together with the recommended agreements relating to the International Equity, Institutional International Equity and Emerging Markets Portfolios, the “Proposed Agreements”) between CLIM and the Trust, on behalf of The Fixed Income Opportunity Portfolio by shareholders of that Portfolio. The terms of the Proposed Agreement related to The Fixed Income Opportunity Portfolio are identical to the terms of the Interim Contract.

A meeting of the shareholders of the Portfolios is scheduled to be held on January 23, 2015 for the purpose of approving the Proposed Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is September 30, 2015

The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, April 30, 2015 and August 5, 2015, for the respective Portfolios and page location (p. 112 for The Small Capitalization - Mid Capitalization Equity Portfolio, p. 114 for The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, p. 116 for The Real Estate Securities Portfolio, p. 119 for The Commodity Returns Strategy Portfolio, p. 121 for The International Equity Portfolio, p. 123 for The Institutional International Equity Portfolio, p. 124 for The Emerging Markets Portfolio and p. 127 for The Fixed Income Opportunity Portfolio):

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, April 30, 2015 and August 5, 2015, for the respective Portfolios and page location (p. 106 for The Value Equity Portfolio, p. 108 for The Institutional Value Equity Portfolio, p. 109 for The Growth Equity Portfolio and p. 111 for The Institutional Growth Equity Portfolio):

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios (from the Suppliment Filed on September 23, 2015): At a meeting held on September 22, 2015, the Board approved an amendment to the Portfolio Management Agreements between the Trust, on behalf of each of The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, and IronBridge Capital Management LP (“IronBridge”), that provided for a reduction in the management fee payable to Ironbridge. Accordingly, the second sentence in the first paragraph under the section “IronBridge Capital Management LP” in the “Specialist Manager Guide” beginning on page 162 of the Prospectus is revised to reflect the reduction in the management fee payable to Ironbridge effective September 23, 2015 as follows:

For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.70%. Prior to September 23, 2015, Ironbridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolios allocated to Ironbridge.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio, The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”) (from the Supplement Filed on September 3, 2015): The prospectus is supplemented to reflect a change in the portfolio managers for each of the Portfolios as shown below.

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 6 of the Prospectus with respect to The Value Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 11 of the Prospectus with respect to The Institutional Value Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

3. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 17 of the Prospectus with respect to The Growth Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

4. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 23 of the Prospectus with respect to The Institutional Growth Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

5. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”), on page 27 of the Prospectus with respect to The Small Capitalization - Mid Capitalization Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

Pzena: Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

6. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”), on page 31 of the Prospectus with respect to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

Pzena: Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

7. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 36 of the Prospectus with respect to The Real Estate Securities Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

8. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 43 of the Prospectus with respect to The Commodity Returns Strategy Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

9. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 48 of the Prospectus with respect to The International Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

CapGuardian: Gerald Du Manoir and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

10. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 53 of the Prospectus with respect to The Institutional International Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

CapGuardian: Gerald Du Manoir and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

11. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 59 of the Prospectus with respect to The Emerging Markets Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

12. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”), on page 71 of the Prospectus with respect to The Fixed Income Opportunity Portfolio:

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

Western Asset: S. Kenneth Leech, Anup Agarwal and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

13. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Breckinridge Capital Advisors, Inc. (“Breckinridge”), on page 94 of the Prospectus with respect to The Short-Term Municipal Bond Portfolio:

Breckinridge: Peter Coffin and David Madigan have co-managed the Portfolio since March, 2006. Matthew Buscone has co-managed the Portfolio since July, 2008. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Anthony Greco and Jeff Glenn have co-managed the Portfolio since June, 2014 and May, 2015, respectively.

14. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Breckinridge Capital Advisors, Inc. (“Breckinridge”), on page 103 of the Prospectus with respect to The Intermediate Term Municipal Bond II Portfolio:

Breckinridge: Peter Coffin, David Madigan and Matthew Buscone have co-managed the Portfolio since March, 2010. Ji Jung and Sara Chanda have co-managed since March, 2013 and December, 2013, respectively. Anthony Greco and Jeff Glenn have co-managed the Portfolio since June, 2014, and May 2015, respectively.

15. The following replaces the last paragraph of the Breckinridge section of the “Specialist Manager Guide” on page 157 of the Prospectus:

The portfolio management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Chief Investment Officer at Breckinridge since 2003, Matthew Buscone, Senior Vice President, at Breckinridge since 2002, Ji Jung, Vice President at Breckinridge since 2010, Sara Chanda, Vice President at Breckinridge since 2010, Anthony Greco, Senior Vice President at Breckinridge since 2014 and Jeff Glenn, Vice President at Breckinridge since 2015. Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm’s Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker’s Trust and Prudential Insurance (managing single state municipal bond funds), as well as Chief Municipal Strategist for Merrill Lynch. From 2003-2007, Mr. Buscone has been a Portfolio Manager since 2008 after having served as a trader at Breckinridge from 2002-2008. From 1992-2002 he was a Trader and Portfolio Manager for both taxable and tax-exempt portfolios at David L. Babson and Mellon Private Asset Management. Ms. Jung has been a Portfolio Manager since 2013 after spending her prior time at Breckinridge as a Credit Analyst and then a Portfolio Analyst. Prior to joining Breckinridge, Ms. Jung worked as a Credit Analyst for Financial Security Assurance and Assured Guaranty beginning in 2006. Prior to joining Breckinridge in July 2010, Ms. Chanda was a Vice President and Trader at Eaton Vance Management where she was responsible for trading various specialty state mutual funds and overseeing the adviser’s separately managed account trading and operations. From 1993 to 1999, she was employed at Fidelity Investments and responsible for municipal bond trading. Ms. Chandra began her career at State Street Bank & Trust Company in 1992. Mr. Greco has been a Portfolio Manager since 2014 after having served at Breckinridge as a trader since 2008 and Head of Trading since 2013. He joined Breckinridge in 2004 and held positions in Client Services and Account Reconciliation until 2008. Mr. Glenn, CFA, has been a Portfolio Manager since 2015 after having served as a trader since 2012. Prior to joining Breckinridge, Mr. Glenn was an Associate Portfolio Manager/ Analyst at Brandes Investment Partners and an Associate Director at Banc One Markets responsible for investment grade utility credits. Mr. Glenn began his career at Old Republic Asset Management as an Investment Analyst.

16. The following replaces the last paragraph of the CapGuardian section of the “Specialist Manager Guide” on page 159 of the Prospectus:

Mr. Gerald Du Manoir, senior vice president of Capital International Investors, a division of Capital Research Management Company, joined the Capital organization in 1990. Mr. Rudolf M. Staehelin is corporate manager and vice chairman of Capital International Sàrl, an affiliate of CapGuardian, and joined the Capital organization in 1981. Mr. Philip Winston is a senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 1997. Mr. Michael Cohen is vice chairman and senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 2000. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of investment analysts.

17. The following replaces the last two paragraphs of the Causeway section of the “Specialist Manager Guide” on page 159 of the Prospectus:

Day-to-day management of those assets of The International Equity and Institutional International Equity Portfolios allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini and Ellen Lee. Ms. Ketterer, Mr. Hartford, Mr. Doyle and Mr. Eng have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Messrs. Corwith and Valentini have served as investment professionals with Causeway since July 2006. Ms. Lee has served as an investment professional with Causeway since August 2007. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle and Eng, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director of Causeway, previously served as a summer research associate at Deutsche Asset Management and as a project manager in the Corporate Services group of The Bank of New York overseeing the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. Mr. Valentini, a director of Causeway, previously served as a summer research analyst at Thornburg Investment Management and as a financial analyst at Goldman Sachs in the European Equities Research-Sales division. Ms. Lee, a director of Causeway, previously served as an intern at Tiger Asia, as an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and as an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

18. Each of the following replaces the paragraphs 9 and 11, respectively, of the Mellon Capital section of the “Specialist Manager Guide” on page 165 of the Prospectus:

The Portfolio Managers for the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization – Mid Capitalization Equity and Institutional Small Capitalization – Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, William Cazalet, Peter Goslin and Kristin Crawford. The Portfolio Managers for The Inflation Protected Securities Portfolio are David C. Kwan, CFA, Zandra Zelaya, CFA and Wyatt Cerny.

William Cazalet, CAIA is a Managing Director and Head of Active Equity Portfolio Management at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business and an M.A. from Cambridge University. Mr. Cazalet has 21 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies. Ronald Gala, CFA is a Managing Director, Team Leader and Senior Portfolio Manager for the Active Equity Strategies. Mr. Gala has 28 years of investment experience with tenure of 21 years between Mellon Capital and Mellon Equity Associates, LLP. He is a member and past president of the CFA Society of Pittsburgh and a member of the CFA Institute. He has an M.B.A. from the University of Pittsburgh and a B.S. from Duquesne University.

19. The following replaces the last paragraph of the Parametric section of the “Specialist Manager Guide” on page 167 of the Prospectus and the supplement dated March 11, 2015 as it pertains to Parametric:

Mr. Tom Lee, Mr. Jay Strohmaier and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Defensive Equity Strategy. Mr. Lee, Managing Director, Investment Strategy and Research, has oversight responsibility for all investment strategies managed out of Parametric’s Minneapolis investment center. Mr. Lee joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 1994. Tom earned a B.S. in economics and an MBA in finance from the University of Minnesota. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’ s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College.

Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Assistant Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

20. The following replaces the second paragraph of the Pzena section of the “Specialist Manager Guide” on page 168 of the Prospectus:

Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolios allocated to Pzena. Mr. Fox is a Portfolio Manager since August 1, 2015 and joined Pzena in July 2007. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Focused Value, Small Cap Focused Value, Large Cap Expanded Value and Large Cap Focused Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager for Small Cap Focused Value and mid cap value strategies at Pzena and joined Pzena in 2005.

21. The following replaces the last paragraph of the Western section of the “Specialist Manager Guide” on page 170 of the Prospectus:

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal and Harris A. Trifon. Mr. Agarwal has been the Head of MBS/ABS for Western Asset since 2013. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009.

The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on June 10, 2015): At a meeting held on June 9, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust, on behalf of each of The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, and Sustainable Growth Advisers, LP (“SGA”), that provided for a reduction in the management fee payable to SGA. Accordingly, the second paragraph under the section “Sustainable Growth Advisers, LP” in the “Specialist Manager Guide” beginning on page 169 of the Prospectus is revised to reflect the reduction in the management fee payable to SGA effective June 10, 2015:

Mr. Marchand also served as that firm’s Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart Co., Ltd. For its services to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio, SGA will receive, effective June 10, 2015, an annual fee of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolios allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA. During the fiscal year ended June 30, 2014, SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolios allocated to SGA.

The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on April 30, 2015): The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, for the respective Portfolios and page location (p. 112 for The Small Capitalization - Mid Capitalization Equity Portfolio, p. 114 for The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, p. 116 for The Real Estate Securities Portfolio, p. 119 for The Commodity Returns Strategy Portfolio, p. 121 for The International Equity Portfolio, p. 123 for The Institutional International Equity Portfolio, p. 124 for The Emerging Markets Portfolio and p. 127 for The Fixed Income Opportunity Portfolio):

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, for the respective Portfolios and page location (p. 106 for The Value Equity Portfolio, p. 108 for The Institutional Value Equity Portfolio, p. 109 for The Growth Equity Portfolio and p. 111 for The Institutional Growth Equity Portfolio):

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on April 15, 2015): The second paragraph in the section entitled “The Wellington Management Investment Selection Process” is deleted in its entirety and is replaced by the following under “More Information About the Fund Investments and Risks: Commodity Returns Strategy Portfolio- Specialist Managers” on page 118:

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture.

The Real Estate Securities Portfolio (From the Supplement Filed on April 15, 2015): The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 34:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015):

At a meeting held on March 10, 2015, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Agincourt Capital Management, LLC (“Agincourt”) as an investment advisory organization (“Specialist Manager”) to manage portions of the assets of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 60 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.23%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$24

3 Years	$74

5 Years	$130

10 Years	$293

2. The following replaces the “Investment Subadvisers” section on page 64 of the Prospectus:

Investment Subadviser

Mellon Capital and Agincourt Capital Management, LLC (“Agincourt”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital: David C. Kwan, Zandra Zelaya, and Gregg Lee have co-managed the Portfolio since December, 2010.

Agincourt: L. Duncan Buoyer, CFA and B. Scott Marshall have co-managed the Portfolio since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Core Fixed Income Portfolio” on page 125:

Specialist Managers. Mellon Capital and Agincourt Capital Management, LLC (“Agincourt”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The “Seix Investment Selection Process” section is deleted in its entirety and the following is added under “More Information About Fund Investments and Risks - The Core Fixed Income Portfolio; Specialist Managers” on page 125:

The Agincourt Investment Selection Process	In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

5. The following replaces “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 144:

The Core Fixed Income Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 68% Mellon Capital and 32% Agincourt.

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 72 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.22%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$23

3 Years	$71

5 Years	$124

10 Years	$280

2. The following replaces the “Investment Subadvisers” section on page 75 of the Prospectus:

Investment Subadviser

Mellon Capital and Agincourt are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital: David C. Kwan, Zandra Zelaya, John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013.

Agincourt: L.Duncan Buoyer, CFA and B. Scott Marshall have co-managed the Portfolio since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The U.S. Corporate Fixed Income Securities Portfolio” on page 129:

Specialist Managers. Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The “Seix Investment Selection Process” section is deleted in its entirety and the following is added under “More Information About Fund Investments and Risks - The U.S. Corporate Fixed Income Securities Portfolio; Specialist Managers” on page 129:

The Agincourt Investment Selection Process	In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

5. The following replaces “Specialist Managers” section under “The U.S. Corporate Fixed Income Securities Portfolio” on page 145:

The U.S. Corporate Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 0% Mellon Capital and 100% Agincourt.

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio: The Section “Seix Investment Advisors LLC” beginning on page 168 of the Prospectus is deleted in its entirety and the following the section in the “Specialist Manager Guide” is added beginning after the first paragraph on page 155:

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Agincourt is a 100% employee-owned SEC registered investment founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of December 31, 2014, Agincourt managed assets of $5 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt receives a fee at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2014, Agincourt was not allocated assets of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L.Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015): On March 10, 2015, Parametric Portfolio Associates LLC (“Parametric”) was added as an additional Specialist Manager to each of The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio to manage the Liquidity Strategy (defined below).

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Small Capitalization - Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 24 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.66%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.76%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$78

3 Years	$243

5 Years	$422

10 Years	$942

1. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 27 of the Prospectus:

Investment Subadvisers

Ariel Investments, LLC (“Ariel”), Cadence, Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Mellon Capital, Parametric and Pzena Investment Management, LLC (“Pzena”) are the Specialist Managers for the Portfolio.

2. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Pzena”on page 29:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Small Capitalization - Mid Capitalization Equity Portfolio” on page 111:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps Capital Management, LLC (“Cupps”), Frontier Capital Management Company, LLC (“Frontier”), IronBridge Capital Management LP (“IronBridge”), Parametric, Pzena Investment Management, LLC (“Pzena”), and Ariel Investments, LLC (“Ariel”), are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index”

investment approaches that are is designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added under “More Information About Fund Investments and Risks - The Small Capitalization - Mid Capitalization Equity Portfolio; Specialist Managers” on page 113:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

5. The following replaces “Specialist Managers” section under “The Small Capitalization - Mid Capitalization Equity Portfolio” on page 144:

The Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 5% Ariel, 27% IronBridge, 28% Frontier, 0% Cadence, 15% Pzena, 22% Mellon Capital, 3% Parametric and 0% Cupps.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 28 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	0.80%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$82

3 Years	$255

5 Years	$444

10 Years	$990

1. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 31 of the Prospectus:

Investment Subadvisers

Ariel, Cadence, Cupps, Frontier, IronBridge, Mellon Capital, Parametric and Pzena are the Specialist Managers for the Portfolio.

2. The following is added under “Investment Subadvisers - Portfolio Managers” between “Ironbridge” and “Pzena”on page 33:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Institutional Small Capitalization - Mid Capitalization Equity Portfolio” on page 113:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge, Parametric, Pzena, and Ariel are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added under “More Information About Fund Investments and Risks - The Institutional Small Capitalization - Mid Capitalization Equity Portfolio; Specialist Managers” on page 115:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

5. The following replaces “Specialist Managers” section under “The Institutional Small Capitalization - Mid Capitalization Equity Portfolio” on page 144:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 0% Ariel, 32% IronBridge, 28% Frontier, 3% Parametric, 12% Pzena, 0% Cadence, 16% Mellon Capital and 9% Cupps.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 32 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.78%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80

3 Years	$249

5 Years	$433

10 Years	$966

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 36 of the Prospectus:

Investment Subadvisers

Cadence, Mellon Capital, Parametric and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Wellington Management” on page 36:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Real Estate Securities Portfolio” on page 115:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Additionally, Parametric is responsible for implementing the liquidity component of the Portfolio (“Liquidity Strategy”). Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Real Estate Securities Portfolio; Specialist Managers” on page 116:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Real Estate Securities Portfolio” on page 144:

The Real Estate Securities Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 97% Wellington Management, 0% Cadence, 0% Mellon Capital and 3% Parametric.

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 37 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.60%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61

3 Years	$192

5 Years	$335

10 Years	$750

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 43 of the Prospectus:

Investment Subadvisers

Cadence, Mellon Capital, Parametric, PIMCO and Wellington Management are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “PIMCO”on page 43:

Parametric: Justin Henne, CFA and Dan Wamre have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Commodity Returns Strategy Portfolio” on page 117:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Commodity Returns Strategy Portfolio; Specialist Managers” on page 119:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Commodity Returns Strategy Portfolio” on page 144:

The Commodity Returns Strategy Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 11, 2015 of 25% Wellington Management Global Natural Resources strategy, 24% Wellington Management Commodity strategy, 3% Parametric, 24% PIMCO, 0% Cadence and 25% Mellon Capital.

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 44 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.28%
Other Expenses	0.10%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.41%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$42

3 Years	$132

5 Years	$230

10 Years	$518

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 48 of the Prospectus:

Investment Subadvisers

Artisan Partners Limited Partnership (“Artisan”), Cadence, Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Parametric and Mellon Capital are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Causeway” and “Mellon Capital” on page 48:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The International Equity Portfolio” on page 120:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), Artisan Partners Limited Partnership (“Artisan”), Parametric and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The International Equity Portfolio; Specialist Managers” on page 121:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The International Equity Portfolio” on page 144:

The International Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 14% Capital Guardian, 10% Causeway, 10% Artisan, 51% Cadence, 3% Parametric and 12% Mellon Capital.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.38%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$39

3 Years	$122

5 Years	$213

10 Years	$480

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 53 of the Prospectus:

Investment Subadvisers

Artisan, Cadence, CapGuardian, Causeway, Lazard Asset Management LLC (“Lazard”), Parametric and Mellon Capital are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Lazard” and “Mellon Capital” on page 53:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Institutional International Equity Portfolio” on page 122:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway, Parametric and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Institutional International Equity Portfolio; Specialist Managers” on page 123:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 144:

The Institutional International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 9% Capital Guardian, 8% Causeway, 8% Artisan, 10% Lazard, 51% Cadence, 3% Parametric and 11% Mellon Capital.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 54 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63

3 Years	$199

5 Years	$346

10 Years	$774

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 59 of the Prospectus:

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Mellon Capital and Parametric are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” after “Mellon Capital” on page 59:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Emerging Markets Portfolio” on page 124:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Emerging Markets Portfolio; Specialist Managers” on page 124:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 144:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 51% TBCAM, 0% Cadence, 46% Mellon Capital and 3% Parametric.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 65 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.37%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$38

3 Years	$119

5 Years	$208

10 Years	$468

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 71 of the Prospectus:

Investment Subadviser

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, Parametric and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Western Asset” on page 71:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Fixed Income Opportunity Portfolio” on page 126:

Specialist Managers. City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, Parametric and Western Asset Management

Company (“Western Asset”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Fixed Income Opportunity Portfolio; Specialist Managers” on page 129:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 144:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 6% Adviser, 77% Fort Washington, 6% CLIM, 0% Mellon Capital, 3% Parametric and 8% Western Asset.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on March 11, 2015): At a meeting held on March 10, 2015, the Board approved, on behalf of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), (i) an additional strategy, known as the Liquidity Strategy (as defined below), to be managed by Parametric and (ii) an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolios and Parametric, that clarifies the existing compensation arrangements as being applicable to assets managed according to Parametric’s Defensive Equity Strategy.

In addition with respect to The Value Equity Portfolio and The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of each such Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.23%

Other Expenses	0.08%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.33%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$34

3 Years	$106

5 Years	$185

10 Years	$418

2. The following replaces the introductory paragraph under the “Investment Subadvisers” section on page 6 of the Prospectus:

Investment Subadvisers

AllianceBernstein L.P. (“AllianceBernstein”), Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates, LLC (“Parametric”) are the Specialist Managers for the Portfolio

3. The “ICAP” section under “Portfolio Managers” on page 7 is deleted in its entirety. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 7:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Value Equity Portfolio” on page 105:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein L.P. (“AllianceBernstein”) and Parametric Portfolio Associates, LLC (“Parametric”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Cadence Capital Management LLC (“Cadence”) and Mellon Capital Management Corporation (“Mellon Capital”) are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Value Equity Portfolio; Specialist Managers” on page 105:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity
Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the
Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Value Equity Portfolio” on page 143:

The Value Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 46% AllianceBernstein, 44% Cadence, 7%, Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 7 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.32%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$33

3 Years	$103

5 Years	$180

10 Years	$406

2. The following replaces the introductory paragraph under the “Investment Subadvisers” section on page 11 of the Prospectus:

Investment Subadvisers

AllianceBernstein, Cadence, Mellon Capital, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

3. The “ICAP” section under “Portfolio Managers” on page 11 is deleted in its entirety. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 11:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Institutional Value Equity Portfolio” on page 106:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Institutional Value Equity Portfolio; Specialist Managers” on page 107:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies:
“Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets.
Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity
Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the
Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Institutional Value Equity Portfolio” on page 144:

The Institutional Value Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 49% AllianceBernstein, 43% Cadence, 0% PIMCO, 7% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Growth Equity Portfolio:

1. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 17:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

2. The following is added under “More Information About Fund Investments and Risks - The Growth Equity Portfolio; Specialist Managers” on page 109:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies:
“Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets.
Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity
Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the
Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

3. The following replaces “Specialist Managers” section under “The Growth Equity Portfolio” on page 144:

The Growth Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 21% SGA, 0% Cadence, 35% Jennison, 42% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Institutional Growth Equity Portfolio:

1. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 23:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

2. The following is added under “More Information About Fund Investments and Risks - The Institutional Growth Equity Portfolio; Specialist Managers” on page 111:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies:
“Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets.
Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity
Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the
Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

3. The following replaces “Specialist Managers” section under “The Institutional Growth Equity Portfolio” on page 144:

The Institutional Growth Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 10% SGA, 0% Cadence, 36% Jennison, 12% PIMCO, 40% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015):

The following replaces the Section “Parametric Portfolio Associates LLC (“Parametric”)” section under “Specialist Manager Guide” on page 167:

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of December 31, 2014, Parametric and its subsidiary had approximately $136.7 billion in assets under management.

For its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. During the fiscal year ended June 30, 2014, Parametric was not allocated assets of any of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio, The Institutional Growth Equity Portfolio, The Small Capitalization - Mid Capitalization Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio.

Mr. Jay Strohmaier, Mr. Dan Wamre and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Defensive Equity Strategy. As Senior Portfolio Manager, Mr. Strohmaier leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’ s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College.

Mr. Justin Henne and Mr. Dan Wamre are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota.

The Value Equity Portfolio and The Institutional Value Equity Portfolio (From the Supplement Filed on March 11, 2015):

The Section “Institutional Capital, LLC” in the “Specialist Manager Guide” beginning on page 161 of the Prospectus is deleted in its entirety.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on March 11, 2015):

The seventh paragraph under the section “Wellington Management Company, LLP” in the “Specialist Manager Guide” beginning on page 169 of the Prospectus is revised to reflect the reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy effective March 11, 2015:

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive, effective March 11, 2015 a fee at an annual rate of 0.60% of the average daily net assets of the account so long as at least $150 million in assets are present in the account; and 0.85% of the average daily net assets of the account if less than $150 million in assets are present in the account. Prior to March 11, 2015, Wellington Management received a fee, payable monthly, for Portfolio assets managed in its Global Natural Resources strategy, of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2014, Wellington Management received a total fee of 0.85% of the average daily net assets of The Commodity Returns Strategy Portfolio.

The Small Capitalization - Mid Capitalization Equity Portfolio and The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (From the Supplement Filed on March 11, 2015): At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolios and Frontier Capital Management Company, LLC (“Frontier”), that provided for an increase in the management fee payable to Frontier. Accordingly, effective, March 10, 2015, the Prospectus is supplemented to reflecting this change as shown below.

The first paragraph in the section “Frontier Capital Management Company, LLC (“Frontier”)” in the “Specialist Manager Guide” beginning on page 161 of the Prospectus is replaced as follows:

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Small Capitalization – Mid Capitalization Equity and The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2014, Frontier received fees of 0.45% of the average daily net assets of each portion of The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

The Core Fixed Income Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 60 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section beginning on page 65 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between 4 and 6 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The Inflation Protected Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 76 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

The U.S. Corporate Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 81 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015 , was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 86 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.

The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the “International Portfolios”) and The Fixed Income Opportunity Portfolio (the “Fixed Opportunity Portfolio”) (together with the International Portfolios, the “Portfolios”) (From the Supplement Filed on January 26, 2015):

On January 23, 2015, City of London Investment Management Company Limited (“CLIM”) was added as a Specialist Manager to each of the International Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective International Portfolios. Additionally, on January 23, 2015, a final Portfolio Management Agreement with CLIM relating to The Fixed Opportunity Portfolio (the “Final Agreement”) was approved by shareholders of The Fixed Opportunity Portfolio. The terms of the Final Agreement related to the Fixed Opportunity Portfolio are identical to the terms of the interim portfolio management agreement dated November 3, 2014. The following material supplements the Prospectus dated November 1, 2014 to incorporate information about CLIM with respect to the Portfolios.

The International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 44 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.31%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.57%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$58

3 Years	$183

5 Years	$318

10 Years	$714

2. The following replaces the “Investment Subadvisers” section on page 48 of the Prospectus:

Artisan Partners Limited Partnership (“Artisan”), Cadence, Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), City of London Investment Management Company Limited (“CLIM”), and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since July, 1999. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir and David I. Fisher have co-managed the portion of the Portfolio allocated to CapGuardian since August, 2006 and May, 2005, respectively. Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since May, 2000. Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013.

CLIM: Michael Edmonds, James Millward, and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces “Specialist Managers” section under “The International Equity Portfolio” on page 120:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Capital Guardian Trust Company (“CapGuardian”), City of London Investment Management Company Limited (“CLIM”), Artisan Partners Limited Partnership (“Artisan”) and Causeway Capital Management LLC (“Causeway”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The International Equity Portfolio” on page 121:

The CLIM Investment Selection Process	CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

5. The following replaces “Specialist Managers” section under “The International Equity Portfolio” on page 144:

The International Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 14% Capital Guardian, 9% Causeway, 9% Artisan, 51% Cadence, 10% CLIM and 7% Mellon Capital.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 49 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.54%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55

3 Years	$173

5 Years	$302

10 Years	$677

2. The following replaces the “Investment Subadvisers” section on page 53 of the Prospectus:

Artisan, Cadence, CapGuardian, Causeway, CLIM, Lazard Asset Management LLC (“Lazard”) and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir, David I. Fisher, Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013.

CLIM: Michael Edmonds, James Millward and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Lazard: Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 122:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway, CLIM and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Institutional International Equity Portfolio” on page 123:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

5. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 144:

The Institutional International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 8% Capital Guardian, 7% Causeway, 7% Artisan, 10% Lazard, 52% Cadence, 10% CLIM and 6% Mellon Capital.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 54 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.81%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$83

3 Years	$259

5 Years	$450

10 Years	$1,002

2. The following replaces the “Investment Subadvisers” section on page 59 of the Prospectus:

The Boston Company Asset Management LLC (“TBCAM”), Cadence, CLIM and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

CLIM: Barry Olliff, Mark Dwyer and Oliver Marschner have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 124:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and CLIM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Emerging Markets Portfolio” on page 124:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

5. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 144:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 44% TBCAM, 0% Cadence, 10% CLIM and 44% Mellon Capital.

The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio and The Fixed Opportunity Portfolio (the “Portfolios”):

The following replaces the “City of London Investment Management Company Limited” section in the “Specialist Manager Guide” on page 159:

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM is a wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of September 30, 2014, CLIM had total assets under management of approximately $4,059.68 million, of which approximately: (i) $89.3 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the International Equity and Institutional International Equity Portfolios; (ii) $3.6 billion represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $32.6 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**

The Fixed Income Opportunity Portfolio	0.45%

*	For the International Equity and Institutional International Equity Portfolios, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in each of the International Equity and Institutional International Equity Portfolios; and the net assets invested in the same strategy as these Portfolios that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.
**	For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2014, CLIM was not allocated assets of the Portfolios. Day-to-day portfolio management of those assets of the International Equity and Institutional International Equity Portfolios allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward.

Mr. James Millward is a Portfolio Manager based in the UK office, who joined the firm in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, Mr. Millward worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. Mr. Millward also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the U.S. office. Mr. Edmonds rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Mr. Edmonds worked over eight years with Morgan Stanley Investment Management in roles involving marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the UK Office. He joined CLIM in 1996 and served in various investment administration roles before becoming Head of Administration in 2000-2001. Mr. Sugrue worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Mr. Sugrue returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team and then transitioned in 2013 to a portfolio manager position in the Global Developed CEF strategy.

Barry M. Olliff is Chief Investment Officer based in the US office and has over 50 years of experience in the closed-end fund sector. In 1991, Barry led the formation of CLIM where he now acts as Chief Investment Officer and Chief Executive Officer. Prior to forming CLIM, he was Chief Executive Officer of Olliff & Partners, a stock broking firm he founded in 1987. Previously he served as a Director of Laing & Cruickshank, where he worked for eight years. From 1963 until 1978, he was a market maker in closed-end funds for Denny Brothers, which became Pinchin Denny in 1973.

Mr. Mark Dwyer is Head of EM CEF Investment Management, London based in the UK office. Mark re-joined the firm in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established City of London’s Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the US office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

Mr. Oliver Marschner is Head of EM CEF Investment Management, Singapore, based in the Singapore office and is responsible for the Dubai Office. Oliver joined the firm in 2001 as a Research Analyst and has also worked as a Portfolio Manager in the London office. Prior to joining CLIM, Oliver worked for the Bank of New York (Europe) Retail Investments Team and for Chase Fleming Private Wealth Management. He completed his studies in South Africa where he attained an Honours degree in B.Comm (Management Accounting) at the University of Stellenbosch. Oliver has passed the Investment Management Certificate (IMC).

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio: As of January 21, 2015, the prospectus is supplemented to reflect a change in the portfolio managers for each of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Pacific Investment Management Company LLC (“PIMCO”) on page 11 of the Prospectus with respect to The Institutional Value Equity Portfolio:

PIMCO: Sudi Mariappa and Mohsen Fahmi have co-managed a portion of the Portfolio allocated to PIMCO since January, 2015.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, PIMCO on page 23 of the Prospectus with respect to The Institutional Growth Equity Portfolio:

PIMCO: Sudi Mariappa and Mohsen Fahmi have co-managed a portion of the Portfolio allocated to PIMCO since January, 2015.

3. The following replaces the second paragraph of the PIMCO section of the “Specialist Manager Guide” on page 166 of the Prospectus:

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2014, PIMCO received a fee of 0.25% of the average daily net assets of the portion of The Institutional Growth Equity Portfolio allocated to PIMCO. During the fiscal year ended June 30, 2014, PIMCO was not allocated assets of The Institutional Value Portfolio. Sudi Mariappa and Mohsen Fahmi are primarily responsible for the day-to-day management of that portion of the Portfolios allocated to PIMCO. Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 28 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University. Mr. Fahmi is a managing director and generalist portfolio manager in the Newport Beach office, focusing on global fixed income assets. Prior to joining PIMCO in 2014, he was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. In London earlier in his career, he was co-head of bond and currency proprietary trading at Tokai Bank Europe, head of the leveraged investment group at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University. He received a master’s degree in civil engineering from the Ohio State University and an undergraduate degree from Ain Shams University, Cairo.

The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (From the Supplement Filed on December 11, 2014): At a meeting held on December 11, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved the engagement of City of London Investment Management Company Limited (“CLIM”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio and (ii) recommended approval of portfolio management agreement between CLIM and the Trust, on behalf of each Portfolio by shareholders of the respective Portfolios.

CLIM presently serves as a Specialist Manager for The Fixed Income Opportunity Portfolio pursuant to an interim portfolio management agreement (“Interim Contract”) between CLIM and the Trust with respect to The Fixed Income Opportunity Portfolio. The Interim Contract, which became effective on November 3, 2014, (“Effective Date”) permitted CLIM to serve as a Specialist Manager immediately for The Fixed Income Opportunity Portfolio, provided that a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio is approved by shareholders of The Fixed Income Opportunity Portfolio within 150 days of the Effective Date. At its meeting on December 11, 2014, the Board also recommended approval of a portfolio management agreement (together with the recommended agreements relating to the International Equity, Institutional International Equity and Emerging Markets Portfolios, the “Proposed Agreements”) between CLIM and the Trust, on behalf of The Fixed Income Opportunity Portfolio by shareholders of that Portfolio. The terms of the Proposed Agreement related to the Fixed Income Opportunity Portfolio are identical to the terms of the Interim Contract.

A meeting of the shareholders of the Portfolios is scheduled to be held on January 23, 2015 for the purpose of approving the Proposed Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

Institutional Portfolios

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is September 30, 2015

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, April 30, 2015 and August 5, 2015, for the respective Portfolios and page location (p. 75 for The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, p. 77 for The Real Estate Securities Portfolio, p. 79 for The Commodity Returns Strategy Portfolio, p. 82 for The Institutional International Equity Portfolio, p. 83 for The Emerging Markets Portfolio and p. 85 for The Fixed Income Opportunity Portfolio):

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio: The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, April 30, 2015 and August 5, 2015, for the respective Portfolios and page location (p. 71 for The Institutional Value Equity Portfolio and p. 73 for The Institutional Growth Equity Portfolio):

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: At a meeting held on September 22, 2015, the Board approved an amendment to the Portfolio Management Agreement between the Trust, on behalf of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, and IronBridge Capital Management LP (“IronBridge”), that provided for a reduction in the management fee payable to Ironbridge. Accordingly, the second sentence in the first paragraph under the section “IronBridge Capital Management LP” in the “Specialist Manager Guide” beginning on page 116 of the Prospectus is revised to reflect the reduction in the management fee payable to Ironbridge effective September 23, 2015 as follows:

For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolios, IronBridge receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.70%. Prior to September 23, 2015, Ironbridge was entitled to receive a fee of 0.95% of the average daily net assets of that portion of the Portfolio allocated to Ironbridge.

The Institutional Value Equity Portfolio, The Institutional Growth Equity, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (from the Supplement Filed on September 3, 2015): The prospectus is supplemented to reflect a change in the portfolio managers for each of the Portfolios as shown below.

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 6 of the Prospectus with respect to The Institutional Value Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 11 of the Prospectus with respect to The Institutional Growth Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric’s Liquidity Strategy:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric (Defensive Equity Strategy): Tom Lee, CFA, Jay Strohmaier, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

3. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates (“Parametric”) and Pzena Investment Management, LLC (“Pzena”), on page 15 of the Prospectus with respect to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Ronald Gala, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

Pzena: Benjamin Silver and John Flynn have co-managed the portion of the Portfolio allocation to Pzena since April, 2010 and Evan Fox has co-managed the portion of the Portfolio allocation to Pzena since August 2015.

4. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 20 of the

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Prospectus with respect to The Real Estate Securities Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

5. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 27 of the Prospectus with respect to The Commodity Returns Strategy Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

6. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Capital Guardian Trust Company (“CapGuardian”), Causeway Capital Management LLC (“Causeway”), Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 32 of the Prospectus with respect to The Institutional International Equity Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

CapGuardian: Gerald Du Manoir and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, and Jonathan P. Eng have co-managed that portion of the Portfolio allocated to Causeway since December, 2006, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013, and Ellen Lee has co-managed that portion of the Portfolio allocated to Causeway since January 2015.

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

7. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Mellon Capital Management Corporation (“Mellon Capital”) and Parametric Portfolio Associates (“Parametric”), on page 38 of the Prospectus with respect to The Emerging Markets Portfolio and the supplement dated March 11, 2015 as it pertains to Parametric:

Mellon Capital: Karen Wong, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013 and William Cazalet, CAIA has co-managed the portion of the Portfolio allocated to Mellon Capital since March, 2015.

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

8. The following replaces the “Portfolio Managers” section of the Investment Subadviser, regarding Parametric Portfolio Associates (“Parametric”) and Western Asset Management Company (“Western Asset”), on page 50 of the Prospectus with respect to The Fixed Income Opportunity Portfolio:

Parametric: Justin Henne, CFA, Clint Talmo, CFA and Jason Nelson, CFA managed the portion of the Portfolio allocated to Parametric since March, 2015.

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Western Asset: S. Kenneth Leech, Anup Agarwal and Harris Trifon have managed the portion of the Portfolio allocated to Western since July, 2014.

9. The following replaces the last two paragraphs of the CapGuardian section of the “Specialist Manager Guide” on page 112 of the Prospectus:

Mr. Gerald Du Manoir, senior vice president of Capital International Investors, a division of Capital Research Management Company, joined the Capital organization in 1990. Mr. Rudolf M. Staehelin is corporate manager and vice chairman of Capital International Sàrl, an affiliate of CapGuardian, and joined the Capital organization in 1981. Mr. Philip Winston is a senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 1997. Mr. Michael Cohen is vice chairman and senior vice president of Capital International, Ltd., an affiliate of CapGuardian, and joined the Capital organization in 2000. In addition to the managers mentioned above, a portion of the portfolio is managed by a team of investment analysts.

10. The following replaces the last two paragraphs of the Causeway section of the “Specialist Manager Guide” on page 113 of the Prospectus:

Day-to-day management of those assets of The Institutional International Equity Portfolio allocated to Causeway is the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, and Alessandro Valentini and Ellen Lee. Ms. Ketterer, Mr. Hartford, Mr. Doyle and Mr. Eng have been investment professionals with Causeway since 2001 and Mr. Muldoon has been an investment professional with Causeway since 2003. Messrs. Corwith and Valentini have served as investment professionals with Causeway since July 2006. Ms. Lee has served as an investment professional with Causeway since August 2007. Ms. Ketterer and Mr. Hartford were co-founders of Causeway in 2001, and serve as the firm’s chief executive officer and president, respectively. Ms. Ketterer and Mr. Hartford previously served as co-heads of the International and Global Value Equity Team of the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. (“Hotchkis and Wiley”). Messrs. Doyle, Eng, and Durkin, directors of Causeway, were also associated with the Hotchkis and Wiley International and Global Value Equity Team prior to joining Causeway in 2001. Mr. Muldoon, a director of Causeway, previously served as an investment consultant for Fidelity Investments as a liaison between institutional clients and investment managers within Fidelity. Mr. Corwith, a director of Causeway, previously served as a summer research associate at Deutsche Asset Management and as a project manager in the Corporate Services group of The Bank of New York overseeing the integration of trading platforms for broker-dealer clients acquired during the firm’s merger with Mellon Financial. Mr. Valentini, a director of Causeway, previously served as a summer research analyst at Thornburg Investment Management and as a financial analyst at Goldman Sachs in the European Equities Research-Sales division. Ms. Lee, a director of Causeway, previously served as an intern at Tiger Asia, as an associate in the Mergers and Acquisitions division of Credit Suisse First Boston in Seoul, and as an analyst in the Mergers and Acquisitions division of Credit Suisse First Boston in Hong Kong.

11. Each of the following replaces the paragraphs 9 and 11, respectively, of the Mellon Capital section of the “Specialist Manager Guide” on page 119 of the Prospectus:

The Portfolio Managers for the Institutional Value Equity, Institutional Growth Equity, and Institutional Small Capitalization – Mid Capitalization Equity Portfolios are Karen Wong, William Cazalet, Ronald Gala and Kristin Crawford. The Portfolio Managers for the Real Estate Securities, Commodity Returns Strategy, Institutional International Equity and Emerging Markets Portfolios are Karen Wong, William Cazalet, Peter Goslin and Kristin Crawford. The Portfolio Managers for The Inflation Protected Securities Portfolio are David C. Kwan, CFA, Zandra Zelaya, CFA and Wyatt Cerny.

William Cazalet, CAIA is a Managing Director and Head of Active Equity Portfolio Management at Mellon Capital. He has an M.S.M from Stanford University Graduate School of Business. and an M.A. from Cambridge University. Mr. Cazalet has 21 years of investment experience and joined Mellon Capital in 2013. Mr. Cazalet manages the entire team of portfolio managers and researchers for all U.S. and international active equity strategies.

12. The following replaces the last paragraph of the Parametric section of the “Specialist Manager Guide” on page 120 of the Prospectus and the supplement dated March 11, 2015 as it pertains to Parametric:

Mr. Tom Lee, Mr. Jay Strohmaier, and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Defensive Equity Strategy. Mr. Lee, Managing Director, Investment Strategy and Research, has oversight responsibility for all investment strategies

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managed out of Parametric’s Minneapolis investment center. Mr. Lee joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 1994. Tom earned a B.S. in economics and an MBA in finance from the University of Minnesota. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Strohmaier, Senior Portfolio Manager, leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College. Mr. Justin Henne, Mr. Clint Talmo and Mr. Jason Nelson are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Talmo is responsible for designing, trading, and managing overlay portfolios with an emphasis on options and OTC swaps. Prior to joining Parametric in 2014, Clint was a Partner at Aerwulf Asset Management from 2012 to 2014. Prior to that, he worked for Interlachen Capital Group and EBF & Associates where his responsibilities at each firm included research, trading, and portfolio management. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson is an Assistant Portfolio Manager at Parametric. Prior to joining Parametric in 2014, Mr. Nelson worked for Marquette Asset Management from 2012 to 2014, where his responsibilities included asset allocation, equity research, and trading, and before that time worked as an Investment Analyst at Clifton. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota.

13. The following replaces the second paragraph of the Pzena section of the “Specialist Manager Guide” on page 121 of the Prospectus:

Evan Fox, Benjamin Silver and John Flynn are primarily responsible for the day-to-day management of the portion of the assets of Portfolio allocated to Pzena. Mr. Fox is a Portfolio Manager since August 1, 2015 and joined Pzena in July 2007. Mr. Silver is a Principal, Co-Director of Research and Portfolio Manager of Focused Value, Small Cap Focused Value, and Large Cap Focused Value at Pzena. Mr. Silver joined Pzena in 2001. Mr. Flynn is a Principal and Portfolio Manager for Small Cap Focused Value and mid cap value strategies at Pzena and joined Pzena in 2005.

14. The following replaces the last paragraph of the Western section of the “Specialist Manager Guide” on page 123 of the Prospectus:

Day-to-day investment decisions for The Fixed Income Opportunity Portfolio are the responsibility of S. Kenneth Leech, Anup Agarwal and Harris A. Trifon. Mr. Agarwal has been the Head of MBS/ABS for Western Asset since 2013. Mr. S. Kenneth Leech has been the Chief Investment Officer for Western Asset since 1990. Mr. Trifon has served as a Portfolio Manager and Research Analyst at Western Asset since 2014. Before joining Western Asset, Mr. Trifon was a Director, Fixed Income Research at Deutsche Bank since 2009 and Director, Structured Finance at Standard & Poor’s from 2006 to 2009.

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The Institutional Growth Equity Portfolio (From the Supplement Filed on June 10, 2015): At a meeting held on June 9, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust, on behalf of The Institutional Growth Equity Portfolio, and Sustainable Growth Advisers, LP (“SGA”), that provided for a reduction in the management fee payable to SGA. Accordingly, the second paragraph under the section “Sustainable Growth Advisers, LP” in the “Specialist Manager Guide” beginning on page 122 of the Prospectus is revised to reflect the reduction in the management fee payable to SGA effective June 10, 2015:

Mr. Marchand also served as that firm’s Chief Operating and Financial Officer. Mr. Rohn served from 1992 until 2003, as a portfolio manager and principal with W.P. Stewart Co., Ltd. For its services to The Institutional Growth Equity Portfolio, SGA will receive, effective June 10, 2015, an annual fee of 0.35% of the first $200 million of the Combined Assets (as defined below), 0.30% of the next $200 million of Combined Assets, 0.25% of the next $200 million of Combined Assets, 0.22% of the next $400 million of Combined Assets and 0.20% of the Combined Assets exceeding $1 billion. The term “Combined Assets” means the sum of (i) the net assets of the Account; (ii) the net assets of that portion of the Portfolio allocated to SGA from time-to-time; and (iii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which SGA provides portfolio management services. Prior to June 10, 2015, SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolio allocated to SGA. During the fiscal year ended June 30, 2014, SGA received a fee of 0.35% of the average daily net assets of that portion of the Portfolio allocated to SGA.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on April 30, 2015): The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, for the respective Portfolios and page location (p. 75 for The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, p. 77 for The Real Estate Securities Portfolio, p. 79 for The Commodity Returns Strategy Portfolio, p. 82 for The Institutional International Equity Portfolio, p. 83 for The Emerging Markets Portfolio and p. 85 for The Fixed Income Opportunity Portfolio):

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on April 30, 2015): The following replaces the Parametric Investment Selection Process under “More Information About Fund Investments and Risks; Specialist Managers” included in the supplement dated March 11, 2015, for the respective Portfolios and page location (p. 71 for The Institutional Value Equity Portfolio and p. 73 for The Institutional Growth Equity Portfolio):

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts

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or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (or other benchmark as specified by the Adviser) through the use of exchange-traded futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index or other benchmark as specified by the Adviser.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on April 15, 2015): The second paragraph in the section entitled “The Wellington Management Investment Selection Process” is deleted in its entirety and is replaced by the following under “More Information About the Fund Investments and Risks: Commodity Returns Strategy Portfolio- Specialist Managers” on page 78:

With respect to the portion of the Portfolio invested in securities issued by companies in commodity-related industries (the “Commodity Related Securities” portion), Wellington Management invests primarily in equity and equity-related securities of companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. These investments fall within three major sectors: 1) energy, 2) metals and mining and 3) other natural resource-based industries such as agriculture.

The Real Estate Securities Portfolio (From the Supplement Filed on April 15, 2015): The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 18:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015):

At a meeting held on March 10, 2015, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) approved the engagement of Agincourt Capital Management, LLC (“Agincourt”) as an investment advisory organization (“Specialist Manager”) to manage portions of the assets of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

At a meeting held on March 10, 2015, the Trust’s Board approved the termination of Seix Investment Advisors LLC (“Seix”) as specialist manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio effective, March 10, 2015. Accordingly, effective March 10, 2015, the Prospectus is supplemented as shown below with references to Seix deleted entirely and related disclosures amended accordingly.

6

The Core Fixed Income Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 39 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.12%
Other Expenses	0.09%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.23%
*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$24

3 Years	$74

5 Years	$130

10 Years	$293

2. The following replaces the “Investment Subadvisers” section on page 43 of the Prospectus:

Investment Subadviser

Mellon Capital and Agincourt Capital Management, LLC (“Agincourt”) are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital: David C. Kwan, Zandra Zelaya, and Gregg Lee have co-managed the Portfolio since December, 2010.

Agincourt: L.Duncan Buoyer, CFA and B. Scott Marshall have co-managed the Portfolio since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Core Fixed Income Portfolio” on page 84:

Specialist Managers. Mellon Capital and Agincourt Capital Management, LLC (“Agincourt”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The “Seix Investment Selection Process” section is deleted in its entirety and the following is added under “More Information About Fund Investments and Risks - The Core Fixed Income Portfolio; Specialist Managers” on page 84:

The Agincourt Investment Selection Process	In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

7

5. The following replaces “Specialist Managers” section under “The Core Fixed Income Portfolio” on page 100:

The Core Fixed Income Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 68% Mellon Capital and 32% Agincourt.

The U.S. Corporate Fixed Income Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 59 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.13%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.02%
Total Annual Portfolio Operating Expenses*	0.22%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$23

3 Years	$71

5 Years	$124

10 Years	$280

2. The following replaces the “Investment Subadvisers” section on page 63 of the Prospectus:

Investment Subadviser

Mellon Capital and Agincourt are the Specialist Managers for the Portfolio.

Portfolio Managers:

Mellon Capital: David C. Kwan, Zandra Zelaya, John DiRe, and Manuel Hayes have co-managed the Portfolio since August 2013.

Agincourt: L.Duncan Buoyer, CFA and B. Scott Marshall have co-managed the Portfolio since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The U.S. Corporate Fixed Income Securities Portfolio” on page 87:

Specialist Managers. Agincourt and Mellon Capital currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

8

4. The “Seix Investment Selection Process” section is deleted in its entirety and the following is added under “More Information About Fund Investments and Risks - The U.S. Corporate Fixed Income Securities Portfolio; Specialist Managers” on page 88:

The Agincourt Investment Selection Process	In making investment decisions for the Portfolio, Agincourt focuses its yield-driven, active management style using three strategies: sector management, security selection and yield-curve/duration management. The corporate sector allocation strategy uses a risk budgeting process to allocate across corporate sectors based on relative value. Security selection is based on qualitative factors (such as industry position, quality of management, and ratings agency trends) and quantitative factors (such as ratio analysis and security valuation analytics). Yield-curve/duration management is based on scenario analysis to test various yield curve structures and arranging the portfolio in a given duration, typically a shorter-than-market duration with modest adjustments. The sell discipline is fully integrated with the buy decision; as cheaper sectors/bonds become available, bonds are typically sold.

5. The following replaces “Specialist Managers” section under “The U.S. Corporate Fixed Income Securities Portfolio” on page 100:

The U.S. Corporate Fixed Income Securities Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 0% Mellon Capital and 100% Agincourt.

The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio: The Section “Seix Investment Advisors LLC” beginning on page 121 of the Prospectus is deleted in its entirety and the following the section in the “Specialist Manager Guide” is added beginning after the first paragraph on page 110:

Agincourt Capital Management, LLC (“Agincourt”) serves as the Specialist Manager of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio. Agincourt is a 100% employee-owned SEC registered investment founded in 1999 by eight investment partners, all formerly investment professionals with Sovran Capital Management. Agincourt is headquartered at 200 South 10th Street, suite 800, Richmond, VA 23219. As of December 31, 2014, Agincourt managed assets of $5 billion, in fixed income portfolios for a wide range of institutional clients.

For its services to The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio, Agincourt receives a fee at an annual rate of 0.08% of the average daily net assets of that portion of each Portfolio that is managed by Agincourt. During the fiscal year ended June 30, 2014, Agincourt was not allocated assets of The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Day-to-day investment decisions for The Core Fixed Income Portfolio and The U.S. Corporate Fixed Income Securities Portfolio are the responsibility of L.Duncan Buoyer, Managing Director and Portfolio Manager of Agincourt and B. Scott Marshall, Director and Portfolio Manager, each a member of the Agincourt Investment team. Mr. Buoyer has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1991 and was previously a portfolio manager for C&S Investment Advisors in Atlanta, GA. Mr. Buoyer, a Chartered Financial Analyst, received a BA in Chemistry from the University of North Carolina-Chapel Hill, and an MBA from Emory University. Mr. Marshall has been Portfolio Manager with Agincourt since 1999, and is a co-owner of the firm. He joined Sovran Capital Management in 1997 and was previously an equity trader and operations specialist with Trusco Capital Management in Atlanta, GA. Mr. Marshall, a Chartered Financial Analyst, received a BBA from the University of Tennessee-Chattanooga.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015): On March 10, 2015, Parametric Portfolio Associates LLC (“Parametric”) was added as an additional Specialist Manager to each of The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio to manage the Liquidity Strategy (defined below).

At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Commodity Returns Strategy Portfolio and Wellington Management Company LLP (“Wellington”), that provided for a reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy.

9

Accordingly, effective March 11, 2015, the Prospectus is supplemented to incorporate information as shown below.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 12 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses*	0.80%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$82

3 Years	$255

5 Years	$444

10 Years	$990

1. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 15 of the Prospectus:

Investment Subadvisers

Ariel, Cadence, Cupps, Frontier, IronBridge, Mellon Capital, Parametric and Pzena are the Specialist Managers for the Portfolio.

2. The following is added under “Investment Subadvisers - Portfolio Managers” between “Ironbridge” and “Pzena” on page 15:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

3. The following replaces “Specialist Managers” introductory paragraph under “The Institutional Small Capitalization - Mid Capitalization Equity Portfolio” on page 73:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Cupps, Frontier, IronBridge, Parametric, Pzena, and Ariel are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

10

4. The following is added under “More Information About Fund Investments and Risks - The Institutional Small Capitalization - Mid Capitalization Equity Portfolio; Specialist Managers” on page 74:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

5. The following replaces “Specialist Managers” section under “The Institutional Small Capitalization - Mid Capitalization Equity Portfolio” on page 100:

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio – The Portfolio is managed by eight Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 0% Ariel, 32% IronBridge, 28% Frontier, 3% Parametric, 12% Pzena, 0% Cadence, 16% Mellon Capital and 9% Cupps.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 16 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.78%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80

3 Years	$249

5 Years	$433

10 Years	$966

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 20 of the Prospectus:

Investment Subadvisers

Cadence, Mellon Capital, Parametric and Wellington Management Company, LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Wellington Management” on page 20:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

11

4. The following replaces “Specialist Managers” introductory paragraph under “The Real Estate Securities Portfolio” on page 75:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management Company, LLP (“Wellington Management”) and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Additionally, Parametric is responsible for implementing the liquidity component of the Portfolio (“Liquidity Strategy”). Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Real Estate Securities Portfolio; Specialist Managers” on page 76:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Real Estate Securities Portfolio” on page 100:

The Real Estate Securities Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 97% Wellington Management, 0% Cadence, 0% Mellon Capital and 3% Parametric.

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 21 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.60%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61

3 Years	$192

5 Years	$335

10 Years	$750

12

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 27 of the Prospectus:

Investment Subadvisers

Cadence, Mellon Capital, Parametric, PIMCO and Wellington Management are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “PIMCO” on page 27:

Parametric: Justin Henne, CFA and Dan Wamre have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Commodity Returns Strategy Portfolio” on page 78:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management, Parametric and PIMCO are currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component of the Portfolio’s investment strategy. Further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated among them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Commodity Returns Strategy Portfolio; Specialist Managers” on page 79:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Commodity Returns Strategy Portfolio” on page 100:

The Commodity Returns Strategy Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 11, 2015 of 25% Wellington Management Global Natural Resources strategy, 24% Wellington Management Commodity strategy, 3% Parametric, 24% PIMCO, 0% Cadence and 25% Mellon Capital.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 28 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.27%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.38%

*	Restated to reflect current fees

13

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$39

3 Years	$122

5 Years	$213

10 Years	$480

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 32 of the Prospectus:

Investment Subadvisers

Artisan, Cadence, CapGuardian, Causeway, Lazard Asset Management LLC (“Lazard”), Parametric and Mellon Capital are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Lazard” and “Mellon Capital” on page 32:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Institutional International Equity Portfolio” on page 80:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway, Parametric and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Institutional International Equity Portfolio; Specialist Managers” on page 81:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

14

6. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 100:

The Institutional International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 9% Capital Guardian, 8% Causeway, 8% Artisan, 10% Lazard, 51% Cadence, 3% Parametric and 11% Mellon Capital.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 33 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.40%
Other Expenses	0.19%
Acquired Fund Fees and Expense	0.03%
Total Annual Portfolio Operating Expenses	0.62%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$63

3 Years	$199

5 Years	$346

10 Years	$774

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 38 of the Prospectus:

Investment Subadvisers

The Boston Company Asset Management LLC (“TBCAM”), Cadence Mellon Capital and Parametric are the Specialist Managers for the Portfolio.

3. The following is added under “Investment Subadvisers - Portfolio Managers” after “Mellon Capital” on page 38:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Emerging Markets Portfolio” on page 83:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment

15

selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Emerging Markets Portfolio; Specialist Managers” on page 83:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 100:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 51% TBCAM, 0% Cadence, 46% Mellon Capital and 3% Parametric.

The Fixed Income Opportunity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 44 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.29%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses*	0.37%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$38

3 Years	$119

5 Years	$208

10 Years	$468

2. The following replaces the introductory paragraph under “Investment Subadvisers” section on page 50 of the Prospectus:

Investment Subadviser

City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, Parametric and Western Asset Management Company (“Western Asset”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

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3. The following is added under “Investment Subadvisers - Portfolio Managers” between “Mellon Capital” and “Western Asset” on page 50:

Parametric: Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Fixed Income Opportunity Portfolio” on page 126:

Specialist Managers. City of London Investment Management Company Limited (“CLIM”), Fort Washington Investment Advisors, Inc. (“Fort Washington”), Mellon Capital, Parametric and Western Asset Management Company (“Western Asset”) currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

5. The following is added under “More Information About Fund Investments and Risks - The Fixed Income Opportunity Portfolio; Specialist Managers” on page 85:

The Parametric Investment Selection Process:	In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Fixed Income Opportunity Portfolio” on page 101:

The Fixed Income Opportunity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 6% Adviser, 77% Fort Washington, 6% CLIM, 0% Mellon Capital, 3% Parametric and 8% Western Asset.

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (From the Supplement Filed on March 11, 2015): : At a meeting held on March 10, 2015, the Board approved, on behalf of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio (the “Portfolios”), (i) an additional strategy, known as the Liquidity Strategy (as defined below), to be managed by Parametric and (ii) an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolios and Parametric, that clarifies the existing compensation arrangements as being applicable to assets managed according to Parametric’s Defensive Equity Strategy.

In addition with respect to The Institutional Value Equity Portfolio, at a meeting held on March 10, 2015, the Trust’s Board approved the termination of Institutional Capital, LLC (“ICAP”) as specialist manager of the Portfolio effective, March 10, 2015. Accordingly, effective, March 10, 2015, the Prospectus is supplemented reflecting the foregoing changes as shown below.

The Institutional Value Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.24%
Other Expenses	0.07%
Acquired Fund Fees and Expense	0.01%
Total Annual Portfolio Operating Expenses	0.32%

*	Restated to reflect current fees

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Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$33

3 Years	$103

5 Years	$180

10 Years	$406

2. The following replaces the introductory paragraph under the “Investment Subadvisers” section on page 6 of the Prospectus:

Investment Subadvisers

AllianceBernstein, Cadence, Mellon Capital, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are the Specialist Managers for the Portfolio.

3. The “ICAP” section under “Portfolio Managers” on page 11 is deleted in its entirety. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 6:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

4. The following replaces “Specialist Managers” introductory paragraph under “The Institutional Value Equity Portfolio” on page 70:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. AllianceBernstein, Parametric and Pacific Investment Management Company LLC (“PIMCO”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio is managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

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5. The following is added under “More Information About Fund Investments and Risks - The Institutional Value Equity Portfolio; Specialist Managers” on page 71:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

6. The following replaces “Specialist Managers” section under “The Institutional Value Equity Portfolio” on page 100:

The Institutional Value Equity Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 49% AllianceBernstein, 43% Cadence, 0% PIMCO, 7% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Institutional Growth Equity Portfolio:

1. The following replaces “Parametric” under “Investment Subadvisers - Portfolio Managers” on page 7:

Parametric (Defensive Equity Strategy): Jay Strohmaier, CFA, Dan Wamre, CFA and Alex Zweber, CFA have managed the portion of the Portfolio allocated to Parametric’s Defensive Equity Strategy since July, 2014.

Parametric (Liquidity Strategy): Justin Henne, CFA and Dan Wamre, CFA have managed the portion of the Portfolio allocated to Parametric’s Liquidity Strategy since March, 2015.

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2. The following is added under “More Information About Fund Investments and Risks - The Institutional Growth Equity Portfolio; Specialist Managers” on page 72:

The Parametric Investment Selection Process:

Parametric currently manages assets for the Portfolio using two separate and distinct strategies: “Defensive Equity Strategy” and “Liquidity Strategy”.

Parametric’s Defensive Equity Strategy uses equity index exposure (through exchanged traded funds and futures contracts), US Treasury bills, equity index call options and equity index put options. The strategy utilizes a rules-based approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The defensive equity strategy seeks to provide attractive relative returns compared to the S&P 500 over a full market cycle, while providing meaningful protection in down markets. Over shorter term time periods, the strategy is designed to deliver superior relative performance in modestly higher, flat and down markets, while trailing the index in strong markets.

In selecting investments for that portion of the Portfolio to be managed pursuant to the Liquidity Strategy, Parametric adheres to a strategy that seeks to closely match the performance of the Fund’s benchmark index (as specified by the Adviser) through the use of exchange-traded equity index futures contracts. The strategy utilizes a disciplined approach that is implemented in a mechanical manner, and which does not rely on predictive forecasts or market timing when making investment decisions. The Liquidity Strategy seeks to provide returns commensurate with the Fund’s stated benchmark index.

3. The following replaces “Specialist Managers” section under “The Institutional Growth Equity Portfolio” on page 100:

The Institutional Growth Equity Portfolio – The Portfolio is managed by six Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated allocation of assets at March 10, 2015 of 10% SGA, 0% Cadence, 36% Jennison, 12% PIMCO, 40% Mellon Capital, 3% Parametric’s Liquidity Strategy and 0% Parametric’s Defensive Equity Strategy.

The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015):

The following replaces the Section “Parametric Portfolio Associates LLC (“Parametric”)” section under “Specialist Manager Guide” on page 120:

Parametric Portfolio Associates LLC (“Parametric”) serves as Specialist Manager for The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. Parametric is a majority-owned subsidiary of Eaton Vance Corporation (“Eaton Vance”). Eaton Vance through its wholly owned affiliates Eaton Vance Acquisitions (“EVA”) and EVA Holdings LLC, maintains voting control of Parametric and Profit and Capital interests of 92% and 97%, respectively. Parametric Portfolio LP (“PPLP”), maintains an indirect Profit and Capital ownership interest in Parametric of 8% and 3%, respectively. The business address of Eaton Vance, EVA and EVA Holdings, LLC is Two International Place, Boston, MA 02110. The business address of Parametric and PPLP is 1918 Eighth Ave, Seattle, WA 98101. As of December 31, 2014, Parametric and its subsidiary had approximately $136.7 billion in assets under management.

For its services to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio, Parametric receives a fee from each Portfolio, a fee, calculated daily and payable monthly in arrears, at the annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below) committed to Parametric’s Liquidity Strategy; 0.10% of the next $100 million of the Combined Liquidity Assets and 0.05% on Combined Liquidity Assets over $150 million. The term “Combined Liquidity Assets” means the sum of the net assets of that portion of each of the Portfolios allocated to Parametric from time-to-time in their Liquidity Strategy. Parametric is also be entitled to receive a flat fee of $10,000 per year

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per Portfolio, provided that 1/12 of such fee related to any given Portfolio will be waived with respect to each calendar month during which no assets of such Portfolio were allocated to Parametric for investment in their Liquidity Strategy. Under the terms of separate portfolio management agreements, for its services to The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio, Parametric is also entitled to receive a separate fee at the annual rate of 0.35% of the first $50 million of the Combined Defensive Assets committed to the Defensive Equity Strategy and 0.25% on Combined Defensive Assets over $50 million. Combined Defensive Assets means the sum of the net assets of that portion of each of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio allocated to Parametric from time-to-time for investment using the Defensive Equity Strategy. During the fiscal year ended June 30, 2014, Parametric was not allocated assets of any of The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization - Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Commodity Returns Strategy Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio.

Mr. Jay Strohmaier, Mr. Dan Wamre and Mr. Alex Zweber are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Defensive Equity Strategy. As Senior Portfolio Manager, Mr. Strohmaier leads a team of investment professionals responsible for designing, trading and managing overlay portfolios with an emphasis on Defensive Equity, hedging, and other asymmetric strategies. Mr. Strohmaier joined Parametric upon Parametric’s acquisition of The Clifton Group Investment Management Company (“Clifton”) in 2012, and prior to that acquisition was employed by Clifton since 2009. Before joining Clifton in 2009, Mr. Strohmaier worked for Cargill, Peregrine Capital Management and Advantus Capital Management where his responsibilities included research, portfolio management, trading, marketing and client service. He has over 25 years of investment experience. Mr. Strohmaier holds a BS degree in Agricultural Economics from Washington State University and MS in Applied Economics from the University of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota. Mr. Zweber, CFA, Portfolio Manager, joined Parametric in 2012 upon Parametric’ s acquisition of Clifton, and prior to the acquisition worked at Clifton in various investment capacities for over eight years. Mr. Zweber holds a BA in Economics from Macalester College.

Mr. Justin Henne and Mr. Dan Wamre are primarily responsible for the day-to-day management of the portion of each Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy. As Managing Director – Customized Exposure Management, Mr. Henne leads the investment team responsible for the implementation and enhancement of Parametric’s Customized Exposure Management product. Mr. Henne joined Parametric upon Parametric’s acquisition of Clifton in 2012, and prior to that acquisition was employed by Clifton since 2004. Mr. Henne holds a BA in Financial Management from the University of St. Thomas. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Wamre, CFA, Portfolio Manager, joined Parametric upon Parametric’s acquisition of Clifton, and was employed at Clifton from 1998 until its acquisition in 2012. He earned a BS from North Dakota State University and an MBA in finance from the University of Minnesota.

The Institutional Value Equity Portfolio (From the Supplement Filed on March 11, 2015):

The Section “Institutional Capital, LLC” in the “Specialist Manager Guide” beginning on page 115 of the Prospectus is deleted in its entirety.

The Commodity Returns Strategy Portfolio (From the Supplement Filed on March 11, 2015):

The seventh paragraph under the section “Wellington Management Company, LLP” in the “Specialist Manager Guide” beginning on page 122 of the Prospectus is revised to reflect the reduction in the management fee payable to Wellington for the Portfolio’s assets managed in Wellington’s Global Natural Resources Strategy effective March 11, 2015:

For its services to The Commodity Returns Strategy Portfolio, Wellington Management receives a fee, payable monthly, at the following rates. For assets managed in its Global Natural Resources strategy, Wellington Management will receive, effective March 11, 2015 a fee at an annual rate of 0.60% of the average daily net assets of the account so long as at least $150 million in assets are present in the account; and 0.85% of the average daily net assets of the account if less than $150 million in assets are present in the account. Prior to March 11, 2015, Wellington Management received a fee, payable monthly, for Portfolio assets managed in its Global Natural Resources strategy, of 0.85% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy so long as there are at least $50 million in assets present in such account and 1.00% if less than $50 million are present in the account. Wellington Management has waived the $50 million minimum assets level for the first six months of the Portfolio’s operations. For assets managed in its Commodity strategy, Wellington Management will receive a fee at an annual rate of 0.75% of the average daily net assets of that portion of the Portfolio’s assets allocated to such strategy from time to time. During the fiscal year ended June 30, 2014, Wellington Management received a total fee of 0.85% of the average daily net assets of The Commodity Returns Strategy Portfolio.

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The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (From the Supplement Filed on March 11, 2015): At a meeting held on March 10, 2015, the Board approved an amendment to the Portfolio Agreement between the Trust on behalf of the Portfolio and Frontier Capital Management Company, LLC (“Frontier”), that provided for an increase in the management fee payable to Frontier. Accordingly, effective, March 10, 2015, the Prospectus is supplemented to reflecting this change as shown below.

The first paragraph in the section “Frontier Capital Management Company, LLC (“Frontier”)” in the “Specialist Manager Guide” beginning on page 115 of the Prospectus is replaced as follows:

Frontier Capital Management Company, LLC (“Frontier”) serves as a Specialist Manager for The Institutional Small Capitalization – Mid Capitalization Equity Portfolios. For its services to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio’s assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below), and 0.75% for all assets allocated to it in excess of $90 million of such Combined Assets. During the fiscal year ended June 30, 2014, Frontier received fees of 0.45% of the average daily net assets of each portion of The Institutional Small Capitalization – Mid Capitalization Equity Portfolio allocated to Frontier. The term “Combined Assets” means the sum of the net assets of that portion of the Portfolio allocated to Frontier from time-to-time along with the net assets of each of those separately managed accounts advised by Hirtle Callaghan & Co. LLC for which Portfolio Manager provides day-to-day portfolio management services.

The Core Fixed Income Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Core Fixed Income Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 39 of the Prospectus:

Under normal circumstances, the Portfolio invests primarily (i.e. at least 80% of its net assets) in a diversified portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio, under normal circumstances, will invest at least 80% of its net assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Aggregate Bond Index, which range, as of January 30, 2015, was between one and ten years. The weighted average maturity of the Barclays Capital U.S. Aggregate Bond Index as of January 30, 2015 was 7.62 years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Fixed Income Opportunity Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Fixed Income Opportunity Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the third paragraph under “Principal Investment Strategies” section beginning on page 44 of the Prospectus:

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted

22

average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, which range, as of January 30, 2015, was between four and six years. The Portfolio may engage in transactions involving instruments such as option or futures contracts, both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The Inflation Protected Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The Inflation Protected Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 55 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of inflation-indexed bonds issued by the U.S. government and non-U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non-investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Treasury Inflation Protected Securities Index (“Barclays US TIPS Index”), which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays US TIPS Index as of January 30, 2015 was 8.63 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non-U.S. governments and corporations may include securities issued in emerging markets countries.

The U.S. Corporate Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The U.S. Corporate Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 59 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Corporate Investment Grade Index, which range, as of January 30, 2015, was between one and twenty years. The weighted average maturity of the Barclays Capital U.S. Corporate Investment Grade Index as of January 30, 2015 was 10.93 years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities). The Portfolio may invest in fixed income securities of foreign issuers.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (From the Supplement Filed on March 11, 2015): As of March 10, 2015, The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio revises its principal investment strategies to increase the range of its average weighted portfolio maturity. Accordingly, effective March 10, 2015, the following replaces the first paragraph under “Principal Investment Strategies” section on page 64 of the Prospectus:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities

23

issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving instruments such as option or futures contracts both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset- backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Barclays Capital U.S. Securitized Index, which has a weighted average maturity of 6.29 years as of March 4, 2015 and can vary between three and eight years.

The Institutional International Equity Portfolio and The Emerging Markets Portfolio (the “International Portfolios”) and The Fixed Income Opportunity Portfolio (the “Fixed Opportunity Portfolio”) (together with the International Portfolios, the “Portfolios”) (From the Supplement Filed on January 26, 2015):

On January 23, 2015, City of London Investment Management Company Limited (“CLIM”) was added as a Specialist Manager to each of the International Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective International Portfolios. Additionally, on January 23, 2015, a final Portfolio Management Agreement with CLIM relating to The Fixed Opportunity Portfolio (the “Final Agreement”) was approved by shareholders of The Fixed Opportunity Portfolio. The terms of the Final Agreement related to the Fixed Opportunity Portfolio are identical to the terms of the interim portfolio management agreement dated November 3, 2014. The following material supplements the Prospectus dated November 1, 2014 to incorporate information about CLIM with respect to the Portfolios.

The Institutional International Equity Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 28 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.30%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.54%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$55

3 Years	$173

5 Years	$302

10 Years	$677

2. The following replaces the “Investment Subadvisers” section on page 32 of the Prospectus:

Artisan, Cadence, CapGuardian, Causeway, City of London Investment Management Company Limited (“CLIM”), Lazard Asset Management LLC (“Lazard”) and Mellon Capital are the Specialist Managers for the Portfolio.

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Portfolio Managers:

Artisan: Mark L. Yockey has managed the portion of the Portfolio allocated to Artisan since November, 2009. Andrew J. Euretig and Charles Hamker have served as Associate Portfolio Managers to the portion of the Portfolio allocated to Artisan since February, 2012.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since August, 2013.

CapGuardian: Gerald Du Manoir, David I. Fisher, Nancy J. Kyle, Lionel M. Sauvage and Rudolf M. Staehelin have co-managed the portion of the Portfolio allocated to CapGuardian since November, 2009 and Philip Winston has co-managed the portion of the Portfolio allocated to CapGuardian since November, 2010. Michael Cohen has co-managed the portion of the Portfolio allocated to CapGuardian since May 2013.

Causeway: Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin have co-managed that portion of the Portfolio allocated to Causeway since November, 2009, Conor Muldoon has co-managed that portion of the Portfolio allocated to Causeway since September, 2010, and Foster Corwith and Alessandro Valentini have co-managed that portion of the Portfolio allocated to Causeway since April 2013.

CLIM: Michael Edmonds, James Millward and Michael Sugrue have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Lazard: Paul Moghtader, Taras Ivanenko, Alex Lai and Craig Scholl have co-managed the portion of the Portfolio allocated to Lazard since September, 2011.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

3. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 80:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CapGuardian, Artisan, Causeway, City of London Investment Management Company Limited (“CLIM”) and Lazard Asset Management LLC (“Lazard”) are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Cadence and Mellon Capital are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Institutional International Equity Portfolio” on page 81:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

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5. The following replaces “Specialist Managers” section under “The Institutional International Equity Portfolio” on page 100:

The Institutional International Equity Portfolio – The Portfolio is managed by seven Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 8% Capital Guardian, 7% Causeway, 7% Artisan, 10% Lazard, 52% Cadence, 10% CLIM and 6% Mellon Capital.

The Emerging Markets Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 33 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.46%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.81%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$83

3 Years	$259

5 Years	$450

10 Years	$1,002

2. The following replaces the “Investment Subadvisers” section on page 38 of the Prospectus:

The Boston Company Asset Management LLC (“TBCAM”), Cadence, CLIM and Mellon Capital are the Specialist Managers for the Portfolio.

Portfolio Managers:

TBCAM: Kirk Henry, CFA and Warren Skillman have co-managed the portion of the Portfolio allocated to TBCAM since March, 2010.

Cadence: J. Paul Dokas, CFA and Robert E. Ginsberg, CFA have managed the portion of the Portfolio allocated to Cadence since October, 2013.

CLIM: Barry Olliff, Mark Dwyer and Oliver Marschner have managed the portion of the Portfolio allocated to CLIM since January, 2015.

Mellon Capital: Karen Wong, CFA, Warren Chiang, CFA, Peter Goslin, CFA and Kristin Crawford have co-managed the portion of the Portfolio allocated to Mellon Capital since August, 2013.

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3. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 83:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Boston Company Asset Management LLC (“TBCAM”) and CLIM are currently responsible for implementing the active component of the Portfolio’s investment strategy. Cadence and Mellon Capital also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the Section “More Information About Fund Investments and Risks - The Emerging Markets Portfolio” on page 83:

The CLIM Investment Selection Process

CLIM attempts to achieve above average long term performance with low relative volatility through active management of a portfolio consisting mostly of closed-end funds. Within sector allocation parameters set by the Adviser, CLIM uses a bottom-up stock selection process to identify a set of closed end funds that will provide the desired asset-class exposure. CLIM uses four main factors in selecting closed-end funds for purchase:

•       The historical, net performance of the closed-end fund in NAV terms, versus its benchmark (i.e. quality of exposure to the desired asset class);

•       The current discount to NAV of the fund compared to its historical average and its peer group and its potential to generate alpha;

•       The potential for the fund’s discount to NAV to narrow due to unitization (conversion to open-ended status), a share buyback program or some other form of corporate activity; and

•       Extraneous valuation factors such as rights issues, mergers or other event-driven situations that can be accretive to shareholders.

CLIM generally sells positions either to adjust asset allocations or because a superior investment opportunity has been identified.

5. The following replaces “Specialist Managers” section under “The Emerging Markets Portfolio” on page 100:

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an anticipated actual allocation of assets at January 23, 2015 of 44% TBCAM, 0% Cadence, 10% CLIM and 44% Mellon Capital.

The Institutional International Equity Portfolio and The Emerging Markets Portfolio and The Fixed Opportunity Portfolio (the “Portfolios”):

The following replaces the “City of London Investment Management Company Limited” section in the “Specialist Manager Guide” on page 114:

City of London Investment Management Company Limited (“CLIM”) serves as a Specialist Manager for The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio. CLIM is authorized and regulated by the Financial Conduct Authority. The firm is also registered as an investment adviser with the SEC pursuant to the Investment Advisers Act and is headquartered in its London location at 77 Gracechurch Street, London, EC3V 0AS, United Kingdom (UK) and has its U.S. office in Coatesville, Pennsylvania. CLIM is a wholly owned subsidiary of City of London Investment Group PLC (CLIG) and comprises 100% of CLIG’s revenues. As of September 30, 2014, CLIM had total assets under management of approximately $4,059.68 million, of which approximately: (i) $89.3 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Institutional International Equity Portfolio; (ii) $3.6 billion represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Emerging Markets Portfolio; and (iii) $32.6 million represented assets of mutual funds managed in accordance with investment policies similar to those employed in managing the Fixed Income Opportunity Portfolio. CLIM was formed in 1991 in London, England and was incorporated in 1993. CLIG is a publicly-held company with a listing on the London Stock Exchange.

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For its services to the Portfolios, CLIM receives an annual fee, calculated daily and payable quarterly (monthly in the case of the Fixed Opportunity Portfolio), based on an annual percentage of the average daily net assets of the Portfolio allocated to CLIM from time to time as follows:

The Institutional International Equity Portfolio	0.80% on the first $50 million in Combined Assets; and 0.40% thereafter*

The Emerging Markets Portfolio	1.00% on the first $100 million in Combined Assets; 0.80% on the next $100 million and 0.50% thereafter**

The Fixed Income Opportunity Portfolio	0.45%

*	For the Institutional International Equity Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Institutional International Equity Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.
**	For The Emerging Markets Portfolio, “Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in The Emerging Markets Portfolio; and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for the benefit of certain other investors who are clients of the Adviser.

During the fiscal year ended June 30, 2014, CLIM was not allocated assets of the Portfolios. Day-to-day portfolio management of those assets of the Institutional International Equity Portfolio allocated to CLIM will be the responsibility of a team led by Michael Edmonds. Day-to-day portfolio management of those assets of The Emerging Markets Portfolio allocated to CLIM will be the responsibility of a team led by Barry Olliff. Day-to-day portfolio management of those assets of The Fixed Income Opportunity Portfolio allocated to CLIM will be the responsibility of a team led by James Millward.

Mr. James Millward is a Portfolio Manager based in the UK office, who joined the firm in 2009 and is responsible for tactical and multi-asset products at CLIM. Prior to joining CLIM, Mr. Millward worked in a proprietary trading role for the Equity Derivatives group of Societe Generale S.A. in London, focusing on closed-end fund arbitrage and special situations strategies. Mr. Millward also held positions at Linklaters LLP and Commerzbank A.G. He holds a BSc (Hons) in Economics from the London School of Economics and Political Science.

Mr. Michael Edmonds is the Lead Portfolio Manager for the Global Developed CEF strategy based in the U.S. office. Mr. Edmonds rejoined CLIM in 2009. He had previously worked in the London office of both Olliff & Partners from 1992 to 1996 and CLIM from 1996 to 1998. Prior to rejoining CLIM, Mr. Edmonds worked over eight years with Morgan Stanley Investment Management in roles involving marketing and product management and development. He holds a BA (Hons) in Financial Services from the University of West England and has passed the Investment Management Certificate (IMC). He is also a CFA Charterholder and a Chartered Alternative Investment Analyst.

Mr. Michael Sugrue is a Portfolio Manager for the Global Developed CEF strategy based in the UK Office. He joined CLIM in 1996 and served in various investment administration roles before becoming Head of Administration in 2000-2001. Mr. Sugrue worked for an extended period of time in the U.S. office, where he relocated in order to support the CIO before ultimately becoming a Portfolio Manager for the Emerging Markets CEF strategy in 2004. Mr. Sugrue returned to London in 2008 as a Portfolio Manager for the Emerging Markets CEF team and then transitioned in 2013 to a portfolio manager position in the Global Developed CEF strategy.

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Barry M. Olliff is Chief Investment Officer based in the US office and has over 50 years of experience in the closed-end fund sector. In 1991, Barry led the formation of CLIM where he now acts as Chief Investment Officer and Chief Executive Officer. Prior to forming CLIM, he was Chief Executive Officer of Olliff & Partners, a stock broking firm he founded in 1987. Previously he served as a Director of Laing & Cruickshank, where he worked for eight years. From 1963 until 1978, he was a market maker in closed-end funds for Denny Brothers, which became Pinchin Denny in 1973.

Mr. Mark Dwyer is Head of EM CEF Investment Management, London based in the UK office. Mark re-joined the firm in 2012. Prior to re-joining CLIM, Mark spent over eight years as a Director within the Wealth Management Unit of Banco Comercial Português, where he was primarily in charge of the investment team responsible for fund selection. He had previously established City of London’s Singapore Office in 2000 where he spent two years as a Portfolio Manager before returning to London where he was head of the emerging market closed-end fund investment team until 2003. He also worked in the US office from 1997-1999 as a Portfolio Manager and the London office from 1995-1996 as a research analyst. He holds a BA (Hons) in Economics from Kingston University, and is a CFA Charterholder.

Mr. Oliver Marschner is Head of EM CEF Investment Management, Singapore, based in the Singapore office and is responsible for the Dubai Office. Oliver joined the firm in 2001 as a Research Analyst and has also worked as a Portfolio Manager in the London office. Prior to joining CLIM, Oliver worked for the Bank of New York (Europe) Retail Investments Team and for Chase Fleming Private Wealth Management. He completed his studies in South Africa where he attained an Honours degree in B.Comm (Management Accounting) at the University of Stellenbosch. Oliver has passed the Investment Management Certificate (IMC).

The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio: As of January 21, 2015, the prospectus is supplemented to reflect a change in the portfolio managers for each of The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio as shown below:

1. The following replaces the “Portfolio Managers” section of the Investment Subadviser, Pacific Investment Management Company LLC (“PIMCO”) on page 6 of the Prospectus with respect to The Institutional Value Equity Portfolio:

PIMCO: Sudi Mariappa and Mohsen Fahmi have co-managed a portion of the Portfolio allocated to PIMCO since January, 2015.

2. The following replaces the “Portfolio Managers” section of the Investment Subadviser, PIMCO on page 11 of the Prospectus with respect to The Institutional Growth Equity Portfolio:

PIMCO: Sudi Mariappa and Mohsen Fahmi have co-managed a portion of the Portfolio allocated to PIMCO since January, 2015.

3. The following replaces the second paragraph of the PIMCO section of the “Specialist Manager Guide” on page 120 of the Prospectus:

For its services to The Institutional Value Equity and The Institutional Growth Equity Portfolios, PIMCO receives an annual fee of 0.25% of that portion of each Portfolio’s assets allocated to PIMCO from time to time. During the fiscal year ended June 30, 2014, PIMCO received a fee of 0.25% of the average daily net assets of the portion of The Institutional Growth Equity Portfolio allocated to PIMCO. During the fiscal year ended June 30, 2014, PIMCO was not allocated assets of The Institutional Value Portfolio. Sudi Mariappa and Mohsen Fahmi are primarily responsible for the day-to-day management of that portion of the Portfolios allocated to PIMCO. Mr. Mariappa is a managing director and generalist portfolio manager in the Newport Beach office. He rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a managing director and head of global portfolio management. He also served as a senior advisor to PIMCO’s portfolio management group from 2009-2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 28 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University. Mr. Fahmi is a managing director and generalist portfolio manager in the Newport Beach office, focusing on global fixed income assets. Prior to joining PIMCO in 2014, he was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. In London earlier in his career, he was co-head of bond and currency proprietary trading at Tokai Bank Europe, head of the leveraged investment group at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and

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holds an MBA from Stanford University. He received a master’s degree in civil engineering from the Ohio State University and an undergraduate degree from Ain Shams University, Cairo.

The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio (the “Portfolios”) (From the Supplement Filed on December 11, 2014): At a meeting held on December 11, 2014, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved the engagement of City of London Investment Management Company Limited (“CLIM”) as an additional investment advisory organization (“Proposed Specialist Manager”) to manage portions of the assets of The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Fixed Income Opportunity Portfolio and (ii) recommended approval of portfolio management agreement between CLIM and the Trust, on behalf of each Portfolio by shareholders of the respective Portfolios.

CLIM presently serves as a Specialist Manager for The Fixed Income Opportunity Portfolio pursuant to an interim portfolio management agreement (“Interim Contract”) between CLIM and the Trust with respect to The Fixed Income Opportunity Portfolio. The Interim Contract, which became effective on November 3, 2014, (“Effective Date”) permitted CLIM to serve as a Specialist Manager immediately for The Fixed Income Opportunity Portfolio, provided that a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio is approved by shareholders of The Fixed Income Opportunity Portfolio within 150 days of the Effective Date. At its meeting on December 11, 2014, the Board also recommended approval of a portfolio management agreement (together with the recommended agreements relating to the International Equity, Institutional International Equity and Emerging Markets Portfolios, the “Proposed Agreements”) between CLIM and the Trust, on behalf of The Fixed Income Opportunity Portfolio by shareholders of that Portfolio. The terms of the Proposed Agreement related to The Fixed Income Opportunity Portfolio are identical to the terms of the Interim Contract.

A meeting of the shareholders of the Portfolios is scheduled to be held on January 23, 2015 for the purpose of approving the Proposed Agreements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Supplement to Prospectus

The ESG Growth Portfolio

HC Advisors Shares

Dated July 1, 2015

HC Capital Trust

The date of this Supplement is September 30, 2015

The following replaces the paragraph describing Parametric Portfolio Associates, LLC under “Investment Management Services; Specialist Managers” on page 7 of the Prospectus:

Parametric Portfolio Associates, LLC will manage Portfolio assets allocated to it from time to time in accordance with a strategy designed, through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds, to maintain exposure to one or more asset classes designated by the Adviser, while seeking to maintain a portion of its allocation in cash and cash equivalents or other highly liquid investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Supplement to Prospectus

The ESG Growth Portfolio

HC Strategic Shares

Dated July 1, 2015

HC Capital Trust

The date of this Supplement is September 30, 2015

The following replaces the paragraph describing Parametric Portfolio Associates, LLC under “Investment Management Services; Specialist Managers” on page 7 of the Prospectus:

Parametric Portfolio Associates, LLC will manage Portfolio assets allocated to it from time to time in accordance with a strategy designed, through the use of exchange-traded futures contracts, exchange traded funds (ETFs) and/or closed-end funds, to maintain exposure to one or more asset classes designated by the Adviser, while seeking to maintain a portion of its allocation in cash and cash equivalents or other highly liquid investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.